UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21339

Morgan Stanley Institutional Liquidity Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	April 30, 2019

Item 1.  Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Semi-Annual Report

April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/liquidityshareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

2019 Semi-Annual Report

April 30, 2019

Table of Contents

Shareholders' Letter	2
Performance Summary	3
Expense Examples	4
Portfolio of Investments:
Money Market Portfolio	6
Prime Portfolio	10
Government Portfolio	14
Government Securities Portfolio	20
Treasury Portfolio	22
Treasury Securities Portfolio	24
Tax-Exempt Portfolio	25
Statements of Assets and Liabilities	27
Statements of Operations	31
Statements of Changes in Net Assets	33
Financial Highlights	40
Notes to Financial Statements	55
Privacy Notice	61
Trustee and Officer Information	63

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds (the "Trust"). To receive a prospectus and/or Statement of Additional Information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (888) 378-1630. Please read the prospectus carefully before you invest or send money.

Additionally, you can access information about the Trust including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: https://www.morganstanley.com/im/liquidityshareholderreports.

There is no assurance that a fund will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust. Please see the prospectus for more complete information on investment risks.

2019 Semi-Annual Report

April 30, 2019

Shareholders' Letter (unaudited)

Dear Shareholders:

We are pleased to present the Morgan Stanley Institutional Liquidity Funds (the "Trust") Semi-Annual Report for the period ended April 30, 2019. The Trust currently offers seven funds (Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt), which together are designed to provide flexible cash management options. The Trust's funds provide investors with a means to help them meet specific cash investment needs, whether they need a rated fund, capital preservation, or tax-efficient returns.

Sincerely,

John H. Gernon
President and Principal Executive Officer

May 2019

2019 Semi-Annual Report

April 30, 2019

Performance Summary (unaudited)

The seven-day current and seven-day effective yields (effective yield assumes an annualization of the current yield with all dividends reinvested) as of April 30, 2019 were as follows:

	Subsidized Yields
	Institutional Class		Institutional Select Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class		Select Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Fund:
Money Market	2.53%	2.57%	2.48%	2.51%	N/A	N/A	N/A	N/A	2.29%	2.31%	2.03%	2.05%	2.38%	2.41%	—	—
Prime	2.53%	2.56%	2.48%	2.51%	N/A	N/A	N/A	N/A	2.28%	2.31%	N/A	N/A	2.38%	2.41%	—	—
Government	2.34%	2.37%	2.29%	2.32%	2.24%	2.27%	2.19%	2.21%	2.09%	2.11%	1.84%	1.86%	2.19%	2.21%	1.54%	1.55%
Government Securities	2.28%	2.30%	2.22%	2.25%	2.17%	2.20%	2.12%	2.15%	2.02%	2.04%	2.02%	2.04%	2.13%	2.15%	—	—
Treasury	2.32%	2.34%	2.27%	2.29%	2.22%	2.24%	2.17%	2.19%	2.07%	2.09%	1.82%	1.83%	2.17%	2.19%	1.52%	1.53%
Treasury Securities	2.26%	2.29%	2.21%	2.24%	2.16%	2.19%	2.11%	2.13%	2.01%	2.03%	1.76%	1.78%	2.11%	2.13%	1.46%	1.47%
Tax-Exempt	2.05%	2.07%	2.01%	2.03%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	1.90%	1.92%	—	—
	Non-Subsidized Yields
	Institutional Class		Institutional Select Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class		Select Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Fund:
Money Market	2.47%	2.50%	2.42%	2.45%	N/A	N/A	N/A	N/A	2.23%	2.25%	1.97%	1.99%	2.32%	2.35%	—	—
Prime	2.48%	2.51%	2.43%	2.46%	N/A	N/A	N/A	N/A	2.24%	2.26%	N/A	N/A	2.33%	2.36%	—	—
Government	2.31%	2.33%	2.26%	2.28%	2.21%	2.23%	2.16%	2.18%	2.06%	2.08%	1.81%	1.82%	2.16%	2.18%	1.50%	1.52%
Government Securities	2.25%	2.27%	2.20%	2.22%	2.15%	2.17%	2.10%	2.12%	2.00%	2.02%	1.75%	1.76%	2.10%	2.12%	—	—
Treasury	2.30%	2.33%	2.25%	2.27%	2.20%	2.22%	2.15%	2.17%	2.05%	2.07%	1.80%	1.82%	2.15%	2.17%	1.50%	1.51%
Treasury Securities	2.25%	2.28%	2.20%	2.23%	2.16%	2.18%	2.10%	2.13%	2.00%	2.02%	1.75%	1.77%	2.10%	2.13%	1.46%	1.47%
Tax-Exempt	1.94%	1.96%	1.89%	1.91%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	1.79%	1.80%	—	—

The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown.

Government, Government Securities, Treasury and Treasury Securities are STABLE NAV FUNDS. You could lose money by investing in these Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in these Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Morgan Stanley and its affiliates (the "sponsor") has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time. Money Market, Prime and Tax-Exempt are FLOATING NAV FUNDS. You could lose money by investing in these Funds. Because the share price of these Funds will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Funds' liquidity falls below required minimums because of market conditions or other factors. An investment in these Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds' sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time. Please read the Trust's prospectuses carefully before you invest or send money.

The Tax-Exempt Portfolio may invest a portion of its total assets in bonds that may subject certain investors to the federal Alternative Minimum Tax (AMT). Investors should consult their tax adviser for further information on tax implications.

Yield quotation more closely reflects the current earnings of the Funds than the total return. As with all money market funds, yields will fluctuate as market conditions change and the seven-day yields are not necessarily indicative of future performance.

2019 Semi-Annual Report

April 30, 2019

Expense Examples (unaudited)

As a shareholder of a Fund, you incur ongoing costs, which might include advisory fees, administration plan fees, service and shareholder administration plan fees, distribution plan fees, shareholder services fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2019 and held for the entire six-month period.

Actual Expenses

The table on the following page provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table on the following page provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information for each class in the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchange fees.

2019 Semi-Annual Report

April 30, 2019

Expense Examples (unaudited) (cont'd)

	Beginning Account Value 11/1/18	Actual Ending Account Value 4/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Money Market Portfolio Institutional Class	$1,000.00	$1,012.77	$1,024.00	$0.80	$0.80	0.16%
Money Market Portfolio Institutional Select Class	1,000.00	1,012.52	1,023.75	1.05	1.05	0.21
Money Market Portfolio Advisory Class	1,000.00	1,011.42	1,022.76	2.04	2.06	0.41
Money Market Portfolio Participant Class	1,000.00	1,010.17	1,021.52	3.29	3.31	0.66
Money Market Portfolio Cash Management Class	1,000.00	1,011.92	1,023.26	1.55	1.56	0.31
Prime Portfolio Institutional Class	1,000.00	1,012.66	1,024.00	0.80	0.80	0.16
Prime Portfolio Institutional Select Class	1,000.00	1,012.41	1,023.75	1.05	1.05	0.21
Prime Portfolio Advisory Class	1,000.00	1,011.51	1,022.76	2.04	2.06	0.41
Prime Portfolio Cash Management Class	1,000.00	1,011.91	1,023.26	1.55	1.56	0.31
Government Portfolio Institutional Class	1,000.00	1,011.26	1,023.95	0.85	0.85	0.17
Government Portfolio Institutional Select Class	1,000.00	1,011.01	1,023.70	1.10	1.10	0.22
Government Portfolio Investor Class	1,000.00	1,010.76	1,023.46	1.35	1.35	0.27
Government Portfolio Administrative Class	1,000.00	1,010.51	1,023.21	1.60	1.61	0.32
Government Portfolio Advisory Class	1,000.00	1,010.01	1,022.71	2.09	2.11	0.42
Government Portfolio Participant Class	1,000.00	1,008.76	1,021.47	3.34	3.36	0.67
Government Portfolio Cash Management Class	1,000.00	1,010.51	1,023.21	1.60	1.61	0.32
Government Portfolio Select Class	1,000.00	1,007.25	1,019.98	4.83	4.86	0.97
Government Securities Portfolio Institutional Class	1,000.00	1,011.01	1,023.80	1.00	1.00	0.20
Government Securities Portfolio Institutional Select Class	1,000.00	1,010.75	1,023.55	1.25	1.25	0.25
Government Securities Portfolio Investor Class	1,000.00	1,010.50	1,023.31	1.50	1.51	0.30
Government Securities Portfolio Administrative Class	1,000.00	1,010.25	1,023.06	1.74	1.76	0.35
Government Securities Portfolio Advisory Class	1,000.00	1,009.75	1,022.56	2.24	2.26	0.45
Government Securities Portfolio Participant Class	1,000.00	1,009.75	1,022.56	2.24	2.26	0.45
Government Securities Portfolio Cash Management Class	1,000.00	1,010.25	1,023.06	1.74	1.76	0.35
Treasury Portfolio Institutional Class	1,000.00	1,011.19	1,023.85	0.95	0.95	0.19
Treasury Portfolio Institutional Select Class	1,000.00	1,010.94	1,023.60	1.20	1.20	0.24
Treasury Portfolio Investor Class	1,000.00	1,010.69	1,023.36	1.45	1.45	0.29
Treasury Portfolio Administrative Class	1,000.00	1,010.44	1,023.11	1.69	1.71	0.34
Treasury Portfolio Advisory Class	1,000.00	1,009.94	1,022.61	2.19	2.21	0.44
Treasury Portfolio Participant Class	1,000.00	1,008.69	1,021.37	3.44	3.46	0.69
Treasury Portfolio Cash Management Class	1,000.00	1,010.44	1,023.11	1.69	1.71	0.34
Treasury Portfolio Select Class	1,000.00	1,007.18	1,019.89	4.93	4.96	0.99
Treasury Securities Portfolio Institutional Class	1,000.00	1,010.92	1,023.80	1.00	1.00	0.20
Treasury Securities Portfolio Institutional Select Class	1,000.00	1,010.67	1,023.55	1.25	1.25	0.25
Treasury Securities Portfolio Investor Class	1,000.00	1,010.42	1,023.31	1.50	1.51	0.30
Treasury Securities Portfolio Administrative Class	1,000.00	1,010.17	1,023.06	1.74	1.76	0.35
Treasury Securities Portfolio Advisory Class	1,000.00	1,009.67	1,022.56	2.24	2.26	0.45
Treasury Securities Portfolio Participant Class	1,000.00	1,008.42	1,021.32	3.49	3.51	0.70
Treasury Securities Portfolio Cash Management Class	1,000.00	1,010.17	1,023.06	1.74	1.76	0.35
Treasury Securities Portfolio Select Class	1,000.00	1,006.92	1,019.84	4.98	5.01	1.00
Tax-Exempt Portfolio Institutional Class	1,000.00	1,007.39	1,024.05	0.75	0.75	0.15
Tax-Exempt Portfolio Institutional Select Class	1,000.00	1,007.16	1,023.80	1.00	1.00	0.20
Tax-Exempt Portfolio Cash Management Class	1,000.00	1,006.54	1,023.31	1.49	1.51	0.30

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2019 Semi-Annual Report

April 30, 2019

Portfolio of Investments (unaudited)

Money Market Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (2.5%)
Domestic Banks (1.8%)
HSBC Bank USA NA,
2.65%, 9/18/19	$15,000	$15,002
2.78%, 9/4/19	24,080	24,090
U.S. Bank NA
2.91%, 7/23/19	10,400	10,411
		49,503
International Banks (0.7%)
Bank of Nova Scotia
2.82%, 9/20/19	9,000	9,008
Toronto Dominion Bank,
2.62%, 6/14/19	6,250	6,251
2.73%, 8/7/19	5,500	5,502
		20,761
Total Certificates of Deposit (Cost $70,223)		70,264
Commercial Paper (a) (26.6%)
Asset-Backed Diversified Financial Services (1.2%)
Collateralized Commercial Paper Co. LLC
2.64%, 12/20/19	15,000	14,742
Collateralized Commercial Paper II Co. LLC,
2.92%, 7/8/19	5,000	4,976
2.96%, 9/19/19	15,000	14,847
		34,565
Asset-Backed Insurance (4.6%)
MetLife Short Term Funding LLC,
2.69%, 7/8/19	20,000	19,903
2.70%, 8/12/19 - 8/19/19	24,000	23,818
2.73%, 6/17/19	36,300	36,180
2.75%, 6/24/19	25,700	25,602
2.76%, 7/15/19	10,000	9,947
2.78%, 7/22/19	11,600	11,532
		126,982
Automobile (0.3%)
Toyota Motor Credit Corp.,
2.70%, 8/27/19 - 8/28/19	10,000	9,918
Computer Technology (3.5%)
Apple, Inc.,
2.61%, 9/18/19 (b)	35,000	34,653
2.61%, 9/19/19	38,300	37,918
2.79%, 9/16/19	25,000	24,756
		97,327
Diversified Financial Services (3.7%)
Citigroup Global Markets, Inc.,
2.65%, 12/19/19	20,000	19,663
2.75%, 12/17/19 (b)	50,000	49,163
Ontario Teachers Financial Trust,
2.61%, 9/17/19	25,000	24,754
2.70%, 12/2/19	4,670	4,598
2.81%, 9/19/19	5,000	4,950
		103,128
	Face Amount (000)	Value (000)
Domestic Bank (1.8%)
JP Morgan Securities LLC,
2.65%, 9/18/19	$25,000	$24,743
2.94%, 7/2/19	10,000	9,956
2.98%, 6/19/19	15,000	14,947
		49,646
Food & Beverage (2.1%)
Coca-Cola Co.,
2.61%, 9/9/19	18,000	17,832
3.02%, 9/25/19	15,000	14,843
Nestle Cap Corp.
2.64%, 9/18/19	25,000	24,758
		57,433
International Banks (9.4%)
BPCE SA,
2.86%, 7/1/19	25,000	24,895
3.00%, 6/19/19 (b)	30,000	29,898
Credit Suisse AG
2.69%, 9/23/19 (b)	50,000	49,479
DBS Bank Ltd.,
2.64%, 9/19/19 - 9/25/19	65,000	64,324
2.94%, 6/20/19	15,000	14,947
Natixis NY
2.69%, 8/1/19	25,000	24,838
Skandinaviska Enskilda Banken AB
3.00%, 6/21/19	6,350	6,328
Sumitomo Mitsui Banking Corp.
2.84%, 6/20/19	25,000	24,912
Suncorp Group Ltd.,
2.61%, 10/16/19	10,000	9,871
2.64%, 10/8/19	10,000	9,878
Toronto Dominion Bank
2.84%, 10/18/19	1,300	1,284
		260,654
Total Commercial Paper (Cost $739,441)		739,653
Corporate Bonds (1.0%)
International Banks (1.0%)
ABN AMRO Bank NV
1.80%, 9/20/19 (b)	5,773	5,752
ING Bank NV
2.50%, 10/1/19 (b)	1,205	1,204
Mizuho Bank Ltd.
2.65%, 9/25/19 (b)	7,808	7,807
Sumitomo Mitsui Trust Bank Ltd.
1.95%, 9/19/19 (b)	12,908	12,868
Total Corporate Bonds (Cost $27,631)		27,631

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Portfolio of Investments (unaudited) (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Floating Rate Notes (c) (25.1%)
Asset-Backed Diversified Financial Services (0.7%)
Collateralized Commercial Paper FLEX Cp. LLC,
1 Month USD LIBOR + 0.17%, 2.65%, 1/27/20 (b)	$10,000	$9,999
Collateralized Commercial Paper II Co. LLC,
1 Month USD LIBOR + 0.33%, 2.82%, 7/23/19 (b)	10,000	10,006
		20,005
Automobiles (0.5%)
Toyota Motor Credit Corp.,
1 Month USD LIBOR + 0.27%, 2.74%, 10/11/19	15,000	15,011
		15,011
Domestic Banks (6.7%)
HSBC Bank USA NA,
1 Month USD LIBOR + 0.17%, 2.65%, 12/27/19	15,000	15,003
1 Month USD LIBOR + 0.19%, 2.67%, 6/24/19	5,000	5,001
1 Month USD LIBOR + 0.30%, 2.79%, 10/22/19	25,000	25,021
ING U.S. Funding LLC,
1 Month USD LIBOR + 0.17%, 2.66%, 1/3/20 (b)	50,000	50,000
1 Month USD LIBOR + 0.37%, 2.85%, 10/4/19	15,000	15,017
1 Month USD LIBOR + 0.37%, 2.87%, 10/1/19	25,000	25,029
U.S. Bank NA
2.78%, 7/24/19	40,000	40,025
Wells Fargo Bank NA,
3 Month USD LIBOR + 0.16%, 2.76%, 6/24/19	10,000	10,003
		185,099
International Banks (17.2%)
ANZ New Zealand International Ltd.,
1 Month USD LIBOR + 0.31%, 2.82%, 6/21/19 (b)	5,000	5,002
ASB Finance Ltd. London,
1 Month USD LIBOR + 0.30%, 2.78%, 6/24/19 (b)	15,000	15,007
Bank of Montreal,
3 Month USD LIBOR + 0.33%, 2.93%, 6/12/19	5,000	5,002
Bank of Nova Scotia,
1 Month USD LIBOR + 0.38%, 2.85%, 12/9/19	10,000	10,016
Canadian Imperial Bank of Commerce,
1 Month USD LIBOR + 0.36%, 2.84%, 9/26/19 (b)	10,000	10,011
Credit Suisse AG,
SOFR + 0.24%, 2.72%, 10/1/19	35,000	35,009
SOFR + 0.43%, 2.86%, 5/2/19	5,000	5,000
SOFR + 0.45%, 2.88%, 7/12/19	10,000	10,006
SOFR + 0.45%, 2.89%, 7/12/19	10,000	10,006
HSBC Bank PLC,
3 Month USD LIBOR + 0.17%, 2.77%, 6/24/19 (b)	10,000	10,003
1 Month USD LIBOR + 0.30%, 2.79%, 7/22/19 (b)	8,000	8,005
3 Month USD LIBOR + 0.20%, 2.80%, 9/25/19 (b)	5,000	5,004
	Face Amount (000)	Value (000)
National Australia Bank Ltd.,
1 Month USD LIBOR + 0.33%, 2.81%, 9/24/19 (b)	$10,000	$10,009
Nordea Bank AB,
1 Month USD LIBOR + 0.18%, 2.66%, 6/25/19	15,000	15,002
3 Month USD LIBOR + 0.28%, 2.86%, 10/10/19	5,000	5,007
Royal Bank of Canada,
3 Month USD LIBOR + 0.06%, 2.66%, 6/24/19	15,000	15,002
3 Month USD LIBOR + 0.06%, 2.67%, 6/26/19	20,000	20,003
3 Month USD LIBOR + 0.07%, 2.68%, 6/26/19	15,000	15,002
3 Month USD LIBOR + 0.08%, 2.69%, 6/26/19	6,000	6,001
Sumitomo Mitsui Trust Bank Ltd.,
3 Month USD LIBOR + 0.91%, 3.51%, 10/18/19 (b)	3,700	3,714
Svenska Handelsbanken AB,
3 Month USD LIBOR + 0.07%, 2.67%, 6/28/19	10,000	10,002
3 Month USD LIBOR + 0.14%, 2.75%, 9/27/19	15,000	15,009
1 Month USD LIBOR + 0.30%, 2.78%, 6/24/19	15,000	15,006
1 Month USD LIBOR + 0.31%, 2.80%, 8/21/19	50,000	50,037
1 Month USD LIBOR + 0.31%, 2.80%, 8/23/19	1,900	1,901
Toronto Dominion Bank,
3 Month USD LIBOR + 0.07%, 2.68%, 6/26/19 (b)	15,000	15,002
1 Month USD LIBOR + 0.30%, 2.79%, 7/22/19	15,000	15,007
3 Month USD LIBOR + 0.20%, 2.80%, 9/25/19 (b)	10,000	10,008
1 Month USD LIBOR + 0.34%, 2.83%, 8/23/19 (b)	15,000	15,012
UBS AG London,
1 Month USD LIBOR + 0.16%, 2.64%, 1/17/20 (b)	20,000	19,999
1 Month USD LIBOR + 0.16%, 2.65%, 1/23/20 (b)	20,000	19,998
3 Month USD LIBOR + 0.10%, 2.70%, 6/24/19 (b)	35,000	35,005
1 Month USD LIBOR + 0.26%, 2.74%, 8/28/19 (b)	11,000	11,006
1 Month USD LIBOR + 0.42%, 2.91%, 6/20/19 (b)	10,761	10,768
Westpac Banking Corp.,
1 Month USD LIBOR + 0.33%, 2.81%, 9/18/19 (b)	15,000	15,014
		476,585
Total Floating Rate Notes (Cost $696,388)		696,700
Repurchase Agreements (30.3%)
ABN Amro Securities LLC, (2.52%, dated 4/30/19, due 5/1/19; proceeds $15,001; fully collateralized by a U.S. Government agency security, 4.00% due 12/1/40 and various Corporate Bonds, 0.88% - 8.00% due 7/12/19 - 12/1/48 (d); valued at $15,748)	15,000	15,000
BMO Capital Markets Corp., (2.52%, dated 3/21/19, due 6/20/19; proceeds $25,159; fully collateralized by various Corporate Bonds, 1.50% - 9.40% due 7/29/19 - 10/17/96 (d); valued at $26,250) (Demand 5/7/19)	25,000	25,000

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Portfolio of Investments (unaudited) (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
BMO Capital Markets Corp., (2.52%, dated 4/8/19, due 5/8/19; proceeds $35,074; fully collateralized by a U.S. Government agency security, 0.00% due 10/9/19 and various Corporate Bonds, 1.25% - 8.25% due 6/17/19 - 10/17/96 (d); valued at $36,739) (Demand 5/7/19)	$35,000	$35,000
BMO Capital Markets Corp., (2.52%, dated 4/30/19, due 5/1/19; proceeds $62,004; fully collateralized by a U.S. Government agency security, 0.00% due 10/9/19 and various Corporate Bonds, 1.25% - 9.25% due 6/17/19 - 10/17/96 (d); valued at $65,126)	62,000	62,000
BNP Paribas Prime Brokerage, Inc., (2.65%, dated 4/30/19, due 5/1/19; proceeds $81,006; fully collateralized by various Corporate Bonds, 4.75% - 12.50% due 10/1/19 - 3/1/27 (d); valued at $85,987)	81,000	81,000
BNP Paribas Prime Brokerage, Inc., (2.86% (c), dated 3/12/19, due 3/16/20; proceeds $36,029; fully collateralized by various Corporate Bonds, 4.75% - 10.50% due 5/1/20 - 1/27/28 (d); valued at $37,089) (Demand 6/12/19)	35,000	35,000
BNP Paribas Prime Brokerage, Inc., (2.95% (c), dated 4/18/19, due 1/21/20; proceeds $20,456; fully collateralized by various Corporate Bonds, 5.07% - 13.00% due 12/15/20 - 5/1/67; valued at $21,665) (Demand 5/1/19)	20,000	20,000
HSBC Securities USA, Inc., (2.62%, dated 4/30/19, due 5/1/19; proceeds $29,002; fully collateralized by various Corporate Bonds, 5.13% - 7.50% due 2/15/24 - 4/1/37; valued at $30,695)	29,000	29,000
ING Financial Markets LLC, (2.52%, dated 4/30/19, due 5/1/19; proceeds $37,003; fully collateralized by various Corporate Bonds, 1.63% - 5.88% due 8/12/19 - 11/15/48 (d); valued at $38,863)	37,000	37,000
ING Financial Markets LLC, (2.62%, dated 4/30/19, due 5/1/19; proceeds $10,001; fully collateralized by various Corporate Bonds, 5.30% - 6.00% due 1/27/25 - 1/27/28; valued at $10,563)	10,000	10,000
JP Morgan Securities LLC, (2.99% (c), dated 4/5/19, due 12/2/19; proceeds $14,280; fully collateralized by various Corporate Bonds, 4.88% - 12.50% due 1/15/21 - 5/15/27 ; valued at $14,872) (Demand 5/6/19)	14,000	14,000
JP Morgan Securities LLC, (2.99% (c), dated 4/22/18, due 7/22/19; proceeds $10,076; fully collateralized by various Corporate Bonds, 4.50% - 12.50% due 10/1/20 - 9/30/27; valued at $10,608) (Demand 5/24/19)	10,000	10,000
	Face Amount (000)	Value (000)
JP Morgan Securities LLC, (3.00% (c), dated 4/22/19, due 7/22/19; proceeds $10,076; fully collateralized by various Corporate Bonds, 4.88% - 12.50% due 4/15/21 - 6/15/26; valued at $10,555) (Demand 5/23/19)	$10,000	$10,000
Merrill Lynch Pierce Fenner & Smith, (2.52%, dated 4/30/19, due 5/1/19; proceeds $50,004; fully collateralized by various Common Stocks and Preferred Stocks; valued at $52,500)	50,000	50,000
Merrill Lynch Pierce Fenner & Smith, (2.62%, dated 4/30/19, due 5/1/19; proceeds $15,001; fully collateralized by various Corporate Bonds, 4.75% - 7.13% due 5/1/21 - 5/1/23; valued at $15,818)	15,000	15,000
Mizuho Securities USA, Inc., (2.52%, dated 4/30/19, due 5/1/19; proceeds $25,002; fully collateralized by a U.S. Government obligation, 3.00% due 10/31/25 and various Common Stocks and Preferred Stocks; valued at $25,927)	25,000	25,000
Natixis SA, (Interest in $2,200,000 joint repurchase agreement, 2.77% dated 4/30/19 under which Natixis SA, will repurchase the securities provided as collateral for $2,200,169 on 5/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 11/1/48; valued at $2,252,901)	156,000	156,000
RBC Capital Markets LLC, (2.52%, dated 4/25/19, due 5/2/19; proceeds $20,010; fully collateralized by various U.S. Government agency securities, 2.60% - 4.50% due 8/1/22 - 10/20/48 and various Corporate Bonds, 1.80% - 5.80% due 7/13/21 - 11/15/45; valued at $20,803)	20,000	20,000
Scotia Capital USA, Inc., (2.62%, dated 4/30/19, due 5/1/19; proceeds $100,007; fully collateralized by various Corporate Bonds, 3.75% - 8.38% due 6/1/19 - 9/15/24; valued at $106,038)	100,000	100,000
SG Americas Securities, (2.53%, dated 4/30/19, due 5/1/19; proceeds $15,001; fully collateralized by a Convertible Bond, 3.25% due 8/1/39 and various Common Stocks; valued at $15,807)	15,000	15,000
Wells Fargo Securities LLC, (2.52%, dated 4/30/19, due 5/1/19; proceeds $27,002; fully collateralized by various Corporate Bonds, 1.50% - 6.63% due 10/18/19 - 5/15/44; valued at $28,350)	27,000	27,000
Wells Fargo Securities LLC, (2.57%, dated 4/30/19, due 5/1/19; proceeds $5,000; fully collateralized by various Common Stocks and Preferred Stocks; valued at $5,250)	5,000	5,000

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Portfolio of Investments (unaudited) (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Wells Fargo Securities LLC, (Interest in $1,165,000 joint repurchase agreement, 2.77% dated 4/30/19 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $1,165,090 on 5/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 11/1/48 (d); valued at $1,200,071)	$1,000	$1,000
Wells Fargo Securities LLC, (2.81%, dated 3/19/19, due 6/19/19; proceeds $20,144; fully collateralized by various Corporate Bonds, 3.75% - 5.40% due 1/14/20 - 8/1/25; valued at $21,048)	20,000	20,000
Wells Fargo Securities LLC, (3.01%, dated 3/20/19, due 6/20/19; proceeds $25,192; fully collateralized by various Corporate Bonds, 4.25% - 11.25% due 6/1/21 - 2/1/29 (d); valued at $26,500)	25,000	25,000
Total Repurchase Agreements (Cost $842,000)		842,000
Time Deposits (13.8%)
Domestic Bank (5.0%)
Bank of New York Mellon (The)
2.38%, 5/1/19	138,000	138,000
International Banks (8.8%)
Credit Agricole CIB (Grand Cayman)
2.38%, 5/1/19	138,000	138,000
Mizuho Bank Ltd.
2.44%, 5/1/19	106,000	106,000
		244,000
Total Time Deposits (Cost $382,000)		382,000
Total Investments (99.3%) (Cost $2,757,683) (e)		2,758,248
Other Assets in Excess of Liabilities (0.7%)		18,619
Net Assets (100.0%)		$2,776,867

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or variable rate securities: The rates disclosed are as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of April 30, 2019.

(e)  At April 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $597,000 and the aggregate gross unrealized depreciation is approximately $32,000, resulting in net unrealized appreciation of approximately $565,000.

LIBOR  London Interbank Offered Rate.

SOFR  Secured Overnight Financing Rate.

USD  United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	30.5%
Commercial Paper	26.8
Floating Rate Notes	25.3
Time Deposits	13.9
Other*	3.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Portfolio of Investments (unaudited)

Prime Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (1.8%)
Domestic Banks (1.8%)
Citibank NA
2.62%, 9/18/19	$50,000	$50,008
HSBC Bank USA NA,
2.65%, 9/18/19	85,000	85,010
2.78%, 9/4/19	63,825	63,852
Total Certificates of Deposit (Cost $198,832)		198,870
Commercial Paper (a) (23.8%)
Asset-Backed Diversified Financial Services (1.9%)
Collateralized Commercial Paper Co. LLC
2.64%, 12/20/19	20,000	19,656
Collateralized Commercial Paper FLEX Cp. LLC,
2.68%, 9/18/19	47,362	46,883
2.72%, 12/19/19	35,000	34,402
Collateralized Commercial Paper II Co. LLC
2.96%, 9/19/19	105,000	103,931
		204,872
Asset-Backed Insurance (4.5%)
MetLife Short Term Funding LLC,
2.69%, 7/9/19	141,000	140,310
2.70%, 8/12/19 - 8/19/19	42,900	42,570
2.75%, 6/17/19 - 6/24/19	221,000	220,207
2.76%, 7/15/19	25,000	24,867
2.78%, 7/22/19	60,000	59,649
		487,603
Automobiles (1.3%)
Toyota Motor Credit Corp.,
2.70%, 8/27/19 - 8/28/19	140,000	138,845
Computer Technology (1.3%)
Apple, Inc.
2.79%, 9/16/19	135,000	133,682
Diversified Financial Services (3.8%)
Citigroup Global Markets, Inc.
2.65%, 12/19/19	80,000	78,649
National Securities Clearing Corp.
2.68%, 7/1/19	50,000	49,787
Ontario Teachers Financial Trust,
2.60%, 11/4/19 - 12/11/19	75,000	73,934
2.61%, 9/17/19 - 1/10/20	125,000	123,560
2.63%, 9/23/19	59,000	58,394
2.81%, 9/19/19	15,000	14,850
2.84%, 8/7/19	15,000	14,897
		414,071
Domestic Bank (0.9%)
JP Morgan Securities LLC
2.94%, 7/2/19	100,000	99,557
Food & Beverage (0.8%)
Nestle Cap Corp.
2.64%, 9/18/19	90,000	89,129
	Face Amount (000)	Value (000)
International Banks (9.3%)
BPCE SA,
2.86%, 7/1/19	$120,000	$119,495
3.00%, 6/19/19 (b)	35,000	34,882
Credit Suisse AG
2.69%, 9/23/19 (b)	125,000	123,696
DBS Bank Ltd.,
2.64%, 9/19/19 - 9/25/19	335,000	331,498
2.94%, 6/20/19	85,000	84,698
Natixis NY
2.69%, 8/1/19	125,000	124,190
Sumitomo Mitsui Banking Corp.
2.84%, 6/20/19	125,000	124,561
Suncorp Group Ltd.
2.64%, 10/8/19	50,000	49,388
Suncorp-Metway Ltd.
2.76%, 7/29/19	13,000	12,913
		1,005,321
Total Commercial Paper (Cost $2,572,316)		2,573,080
Corporate Bonds (0.5%)
International Banks (0.5%)
ANZ New Zealand International Ltd.
2.60%, 9/23/19 (b)	40,120	40,102
Commonwealth Bank of Australia
2.30%, 9/6/19	16,964	16,946
Total Corporate Bonds (Cost $57,034)		57,048
Floating Rate Notes (c) (28.2%)
Asset-Backed Diversified Financial Services (0.7%)
Collateralized Commercial Paper FLEX Cp. LLC,
1 Month USD LIBOR + 0.17%, 2.65%, 1/27/20 (b)	75,000	74,992
Automobiles (1.0%)
Toyota Credit Canada, Inc.,
1 Month USD LIBOR + 0.17%, 2.64%, 1/3/20	50,000	49,996
Toyota Motor Credit Corp.,
1 Month USD LIBOR + 0.27%, 2.74%, 10/11/19	60,000	60,044
		110,040
Domestic Banks (7.9%)
HSBC Bank USA NA,
1 Month USD LIBOR + 0.17%, 2.65%, 12/27/19	105,000	105,020
1 Month USD LIBOR + 0.19%, 2.67%, 6/24/19	30,000	30,009
3 Month USD LIBOR + 0.08%, 2.68%, 6/24/19	50,000	50,007
1 Month USD LIBOR + 0.30%, 2.79%, 10/22/19	75,000	75,062
ING U.S. Funding LLC,
1 Month USD LIBOR + 0.17%, 2.66%, 1/3/20 (b)	150,000	149,999
1 Month USD LIBOR + 0.37%, 2.85%, 10/4/19	50,000	50,058
1 Month USD LIBOR + 0.37%, 2.87%, 10/1/19	125,000	125,143

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Portfolio of Investments (unaudited) (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Domestic Banks (cont'd)
U.S. Bank NA,
2.75%, 7/23/19	$50,000	$50,019
2.78%, 7/24/19	135,000	135,083
Wells Fargo Bank NA,
3 Month USD LIBOR + 0.16%, 2.76%, 6/24/19	80,000	80,028
		850,428
International Banks (18.6%)
ANZ New Zealand International Ltd.,
1 Month USD LIBOR + 0.31%, 2.82%, 6/21/19 (b)	45,000	45,021
ASB Finance Ltd. London,
1 Month USD LIBOR + 0.30%, 2.78%, 6/24/19 (b)	80,000	80,037
Bank of Montreal,
3 Month USD LIBOR + 0.33%, 2.93%, 6/12/19	25,000	25,009
Bank of Nova Scotia,
1 Month USD LIBOR + 0.38%, 2.85%, 12/9/19	40,000	40,063
Canadian Imperial Bank of Commerce,
1 Month USD LIBOR + 0.36%, 2.84%, 9/26/19 (b)	65,000	65,072
1 Month USD LIBOR + 0.35%, 2.85%, 10/1/19 (b)	50,000	50,055
3 Month USD LIBOR + 0.41%, 3.04%, 9/20/19	33,800	33,850
Credit Suisse AG,
SOFR + 0.45%, 2.88%, 7/12/19	145,000	145,091
SOFR + 0.45%, 2.89%, 7/12/19	100,000	100,063
HSBC Bank PLC,
3 Month USD LIBOR + 0.17%, 2.77%, 6/24/19 (b)	35,000	35,010
1 Month USD LIBOR + 0.30%, 2.79%, 7/22/19 (b)	42,000	42,026
3 Month USD LIBOR + 0.20%, 2.80%, 9/25/19 (b)	30,000	30,024
National Australia Bank Ltd.,
1 Month USD LIBOR + 0.33%, 2.81%, 9/24/19 (b)	75,000	75,070
Nordea Bank AB,
1 Month USD LIBOR + 0.18%, 2.66%, 6/25/19	85,000	85,012
Royal Bank of Canada,
3 Month USD LIBOR + 0.06%, 2.66%, 6/24/19	135,000	135,017
3 Month USD LIBOR + 0.08%, 2.69%, 6/26/19	44,000	44,007
Svenska Handelsbanken AB,
3 Month USD LIBOR + 0.07%, 2.67%, 6/28/19	40,000	40,007
3 Month USD LIBOR + 0.14%, 2.75%, 9/27/19	50,000	50,031
1 Month USD LIBOR + 0.30%, 2.78%, 6/24/19	75,000	75,030
1 Month USD LIBOR + 0.31%, 2.80%, 8/21/19	225,000	225,165
Toronto Dominion Bank,
1 Month USD LIBOR + 0.30%, 2.79%, 7/22/19	100,000	100,048
3 Month USD LIBOR + 0.20%, 2.80%, 9/25/19 (b)	50,000	50,040
1 Month USD LIBOR + 0.34%, 2.83%, 8/23/19 (b)	65,000	65,054
	Face Amount (000)	Value (000)
UBS AG London,
1 Month USD LIBOR + 0.16%, 2.64%, 1/17/20 (b)	$80,000	$79,997
1 Month USD LIBOR + 0.16%, 2.65%, 1/23/20 (b)	80,000	79,993
3 Month USD LIBOR + 0.10%, 2.70%, 6/24/19 (b)	150,000	150,022
Westpac Banking Corp.,
1 Month USD LIBOR + 0.33%, 2.81%, 9/18/19 (b)	65,000	65,059
		2,010,873
Total Floating Rate Notes (Cost $3,044,887)		3,046,333
Repurchase Agreements (33.5%)
ABN AMRO Securities LLC, (2.52%, dated 4/30/19, due 5/1/19; proceeds $50,004; fully collateralized by various U.S. Government agency securities, 3.50% - 4.00% due 12/1/40 - 5/20/48 and various Corporate Bonds, 0.88% - 8.00% due 5/2/19 - 9/1/50 (d); valued at $52,314)	50,000	50,000
BMO Capital Markets Corp., (2.52%, dated 3/21/19, due 6/20/19; proceeds $125,796; fully collateralized by a U.S. Government agency security, 0.00% due 10/9/19 and various Corporate Bonds, 1.45% - 9.40% due 6/14/19 - 10/17/96 (d); valued at $131,268) (Demand 5/7/19)	125,000	125,000
BMO Capital Markets Corp., (2.52%, dated 4/8/19, due 5/8/19; proceeds $115,242; fully collateralized by a U.S. Government agency security, 0.00% due 10/9/19 and various Corporate Bonds, 1.25% - 8.75% due 6/14/19 - 10/17/96 (d); valued at $120,720) (Demand 5/7/19)	115,000	115,000
BMO Capital Markets Corp., (2.52%, dated 4/30/19, due 5/1/19; proceeds $53,004; fully collateralized by a U.S. Government agency security, 0.00% due 10/9/19 and various Corporate Bonds, 1.25% - 9.25% due 6/7/19 - 2/1/45 (d); valued at $55,670)	53,000	53,000
BNP Paribas Prime Brokerage, Inc., (2.65%, dated 4/30/19, due 5/1/19; proceeds $294,022; fully collateralized by various Corporate Bonds, 3.95% - 13.00% due 10/1/19 - 11/1/41 (d); valued at $311,846)	294,000	294,000
BNP Paribas Prime Brokerage, Inc., (2.95% (c), dated 4/18/19, due 1/21/20; proceeds $71,595; fully collateralized by various Corporate Bonds, 3.95% - 11.88% due 3/25/20 - 4/8/68; valued at $76,032) (Demand 5/1/19)	70,000	70,000
BNP Paribas Securities Corp., (2.86% (c), dated 3/14/19, due 3/16/20; proceeds $164,683; fully collateralized by various Corporate Bonds, 3.88% - 10.13% due 5/13/19 - 12/15/41 (d); valued at $169,691) (Demand 6/12/19)	160,000	160,000

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Portfolio of Investments (unaudited) (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
HSBC Securities USA, Inc., (2.62%, dated 4/30/19, due 5/1/19; proceeds $15,001; fully collateralized by various Corporate Bonds, 6.25% - 7.50% due 2/15/24 - 6/15/25; valued at $15,916)	$15,000	$15,000
ING Financial Markets LLC, (2.52%, dated 4/30/19, due 5/1/19; proceeds $170,012; fully collateralized by a U.S. Government agency security, 4.00% due 6/1/48 and various Corporate Bonds, 1.63% - 7.88% due 6/17/19 - 4/1/54; valued at $178,520)	170,000	170,000
ING Financial Markets LLC, (2.62%, dated 4/30/19, due 5/1/19; proceeds $40,003; fully collateralized by various Corporate Bonds, 5.30% - 6.00% due 10/27/21 - 1/27/28; valued at $42,380)	40,000	40,000
JP Morgan Securities LLC, (2.99% (c), dated 4/5/19, due 12/2/19; proceeds $61,200; fully collateralized by various Corporate Bonds, 4.00% - 9.88% due 5/1/19 - 9/15/39; valued at $63,702) (Demand 5/6/19)	60,000	60,000
JP Morgan Securities LLC, (2.99% (c), dated 4/22/19, due 7/22/19; proceeds $40,302; fully collateralized by various Corporate Bonds, 5.38% - 12.50% due 7/1/22 - 6/15/24; valued at $42,402) (Demand 5/24/19)	40,000	40,000
JP Morgan Securities LLC, (3.00% (c), dated 4/22/19, due 7/22/19; proceeds $60,455; fully collateralized by various Corporate Bonds, 5.75% - 9.25% due 10/15/20 - 4/15/25; valued at $63,596) (Demand 5/23/19)	60,000	60,000
Merrill Lynch Pierce Fenner & Smith, Inc., (2.52%, dated 4/30/19, due 5/1/19; proceeds $190,013; fully collateralized by various Common Stocks; valued at $199,500)	190,000	190,000
Merrill Lynch Pierce Fenner & Smith, Inc., (2.62%, dated 4/30/19, due 5/1/19; proceeds $60,004; fully collateralized by various Corporate Bonds, 4.00% - 8.38% due 6/24/19 - 5/1/27; valued at $63,600)	60,000	60,000
Mizuho Securities USA LLC, (2.52%, dated 4/30/19, due 5/1/19; proceeds $100,007; fully collateralized by various Common Stocks and Preferred Stocks; valued at $105,000)	100,000	100,000
Natixis SA, (Interest in $1,124,000 joint repurchase agreement, 2.77% dated 4/30/19 under which Natixis SA, will repurchase the securities provided as collateral for $1,124,086 on 5/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 11/1/48; valued at $2,252,901)	1,124,000	1,124,000
	Face Amount (000)	Value (000)
RBC Capital Markets LLC, (2.52%, dated 4/25/19, due 5/2/19; proceeds $100,049; fully collateralized by various U.S. Government agency securities, 3.50% - 5.00% due 11/1/47 - 10/20/48 and various Corporate Bonds, 2.02% - 9.63% due 5/3/19 - 3/15/50; valued at $104,648) (Demand 5/1/19)	$100,000	$100,000
Scotia Capital USA, Inc., (2.62%, dated 4/30/19, due 5/1/19; proceeds $400,029; fully collateralized by various Corporate Bonds, 2.95% - 8.38% due 6/1/19 - 3/15/25; valued at $423,847)	400,000	400,000
SG Americas Securities LLC, (2.53%, dated 4/30/19, due 5/1/19; proceeds $127,009; fully collateralized by various Common Stocks and a Preferred Stock; valued at $133,350)	127,000	127,000
Wells Fargo Securities LLC, (2.52%, dated 4/30/19, due 5/1/19; proceeds $73,005; fully collateralized by various Corporate Bonds, 2.20% - 6.00% due 5/15/19 - 7/1/47; valued at $76,685)	73,000	73,000
Wells Fargo Securities LLC, (2.57%, dated 4/30/19, due 5/1/19; proceeds $44,003; fully collateralized by various Common Stocks and Preferred Stocks; valued at $46,200)	44,000	44,000
Wells Fargo Securities LLC, (Interest in $1,165,000 joint repurchase agreement, 2.77% dated 4/30/19 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $1,165,090 on 5/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 11/1/48; valued at $1,200,071)	1,000	1,000
Wells Fargo Securities LLC, (2.81%, dated 3/19/19, due 6/19/19; proceeds $90,646; fully collateralized by various Corporate Bonds, 1.40% - 5.40% due 5/20/19 - 3/5/29; valued at $94,508)	90,000	90,000
Wells Fargo Securities LLC, (3.01%, dated 3/20/19, due 6/20/19; proceeds $60,462; fully collateralized by various Corporate Bonds, 0.00% - 9.75% due 5/13/19 - 12/1/45 (d); valued at $63,120)	60,000	60,000
Total Repurchase Agreements (Cost $3,621,000)		3,621,000
Time Deposits (11.5%)
Domestic Bank (5.0%)
Bank of New York Mellon (The)
2.38%, 5/1/19	541,000	541,000

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Portfolio of Investments (unaudited) (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
International Banks (6.5%)
Credit Agricole CIB (Grand Cayman)
2.38%, 5/1/19	$541,000	$541,000
Mizuho Bank Ltd.
2.44%, 5/1/19	162,000	162,000
		703,000
Total Time Deposits (Cost $1,244,000)		1,244,000
Total Investments (99.3%) (Cost $10,738,069) (e)		10,740,331
Other Assets in Excess of Liabilities (0.7%)		80,460
Net Assets (100.0%)		$10,820,791

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or variable rate securities: The rates disclosed are as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of April 30, 2019.

(e)  At April 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,354,000 and the aggregate gross unrealized depreciation is approximately $92,000, resulting in net unrealized appreciation of approximately $2,262,000.

LIBOR  London Interbank Offered Rate.

SOFR  Secured Overnight Financing Rate.

USD  United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	33.7%
Floating Rate Notes	28.4
Commercial Paper	24.0
Time Deposits	11.6
Other*	2.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Portfolio of Investments (unaudited)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (59.5%)
ABN Amro Securities LLC, (Interest in $600,000 joint repurchase agreement, 2.76% dated 4/30/19 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $600,046 on 5/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 10/1/48; valued at $618,172)	$451,000	$451,000
Bank of America NA, (2.75%, dated 4/30/19, due 5/1/19; proceeds $100,008; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 5/20/43 - 1/20/47; valued at $102,957)	100,000	100,000
Bank of Montreal, (2.44%, dated 4/30/19, due 6/28/19; proceeds $251,000; fully collateralized by various U.S. Government obligations, 0.00% - 3.00% due 5/23/19 - 2/15/46 (a); valued at $254,897) (Demand 5/7/19)	250,000	250,000
Bank of Montreal, (2.55%, dated 4/25/19, due 7/24/19; proceeds $35,223; fully collateralized by various U.S. Government agency securities, 1.54% - 4.00% due 8/25/24 - 8/20/68; valued at $36,750) (Demand 5/7/19)	35,000	35,000
Barclays Bank PLC, (2.50% (b), dated 3/6/19, due 5/7/19; proceeds $200,861; fully collateralized by various U.S. Government agency securities, 0.00% - 4.50% due 4/20/36 - 8/20/64 (a); valued at $210,435) (Demand 5/1/19)	200,000	200,000
BMO Capital Markets Corp., (2.55%, dated 4/18/19, due 5/20/19; proceeds $50,113; fully collateralized by various U.S. Government agency securities, 0.00% - 9.00% due 3/15/21 - 3/20/69 (a); valued at $52,497) (Demand 5/7/19)	50,000	50,000
BMO Capital Markets Corp., (2.55%, dated 4/25/19, due 7/24/19; proceeds $150,956; fully collateralized by various U.S. Government agency securities, 0.00% - 12.68% due 11/1/22 - 3/20/69 (a); valued at $157,083) (Demand 5/7/19)	150,000	150,000
BNP Paribas, (2.45%, dated 2/7/19, due 5/1/19; proceeds $351,977; fully collateralized by various U.S. Government obligations, 0.00% - 3.38% due 5/23/19 - 5/15/48; valued at $356,570)	350,000	350,000
BNP Paribas, (2.46%, dated 2/6/19, due 5/1/19; proceeds $502,870; fully collateralized by various U.S. Government agency securities, 0.00% - 6.00% due 5/1/25 - 6/1/51 and U.S. Government obligations, 0.00% - 8.13% due 5/16/19 - 8/15/48 (a); valued at $512,985)	500,000	500,000
	Face Amount (000)	Value (000)
BNP Paribas, (2.46%, dated 3/21/19, due 6/20/19; proceeds $150,933; fully collateralized by various U.S. Government obligations, 0.00% - 6.88% due 5/23/19 - 2/15/46; valued at $153,133) (Demand 5/7/19)	$150,000	$150,000
BNP Paribas, (2.46%, dated 4/22/19, due 7/22/19; proceeds $251,555; fully collateralized by a U.S. Government agency security, 5.00% due 6/20/48 and various U.S. Government obligations, 0.00% - 8.75% due 8/22/19 - 5/15/45 (a); valued at $257,252) (Demand 5/7/19)	250,000	250,000
BNP Paribas, (2.47%, dated 3/21/19, due 6/20/19; proceeds $1,006,244; fully collateralized by various U.S. Government agency securities, 0.00% - 7.50% due 10/1/19 - 9/20/48 and U.S. Government obligations, 0.00% - 8.75% due 5/16/19 - 8/15/48; valued at $1,020,785) (Demand 5/7/19)	1,000,000	1,000,000
BNP Paribas, (2.54% (b), dated 11/19/18, due 6/4/19; proceeds $101,390; fully collateralized by various U.S. Government agency securities, 0.00% - 7.00% due 9/1/26 - 11/20/48 (a); valued at $104,054) (Demand 5/1/19)	100,000	100,000
BNP Paribas, (Interest in $1,900,000 joint repurchase agreement, 2.75% dated 4/30/19 under which BNP Paribas, will repurchase the securities provided as collateral for $1,900,145 on 5/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 2/15/48; valued at $1,937,020)	1,500,000	1,500,000
BNP Paribas, (Interest in $350,000 joint repurchase agreement, 2.77% dated 4/30/19 under which BNP Paribas, will repurchase the securities provided as collateral for $350,027 on 5/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 10/1/48; valued at $360,596)	350,000	350,000
Canadian Imperial Bank of Commerce, (2.45%, dated 2/8/19, due 5/1/19; proceeds $201,116; fully collateralized by various U.S. Government obligations, 0.00% - 6.25% due 12/31/20 - 2/15/48; valued at $204,013)	200,000	200,000
Canadian Imperial Bank of Commerce, (2.47%, dated 3/21/19, due 5/20/19; proceeds $677,779; fully collateralized by various U.S. Government agency securities, 3.00% - 5.00% due 10/1/28 - 12/1/48 and a U.S. Government obligation, 2.50% due 2/28/26; valued at $695,735) (Demand 5/7/19)	675,000	675,000

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Portfolio of Investments (unaudited) (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Citibank NA, (2.45%, dated 4/25/19, due 5/2/19; proceeds $500,238; fully collateralized by various U.S. Government agency securities, 0.00% - 8.50% due 5/30/19 - 4/1/56 and U.S. Government obligations, 0.00% - 8.75% due 7/18/19 - 2/15/47 (a); valued at $510,234)	$500,000	$500,000
Credit Agricole Corp., (2.45%, dated 4/25/19, due 5/2/19; proceeds $150,071; fully collateralized by various U.S. Government agency securities, 3.50% - 4.00% due 10/1/46 - 8/1/47; valued at $154,448)	150,000	150,000
Credit Agricole Corp., (2.72%, dated 4/30/19, due 5/1/19; proceeds $144,011; fully collateralized by various U.S. Government obligations, 0.13% - 2.63% due 4/15/20 - 6/30/23; valued at $147,274)	144,000	144,000
Credit Agricole Corp., (Interest in $2,300,000 joint repurchase agreement, 2.72% dated 4/30/19 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $2,300,174 on 5/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, triparty agent, were various U.S. Government obligations with various maturities to 1/15/27; valued at $2,344,481)	1,700,000	1,700,000
Credit Agricole Corp., (Interest in $850,000 joint repurchase agreement, 2.75% dated 4/30/19 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $850,065 on 5/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, triparty agent, were various U.S. Government agency securities with various maturities to 11/1/48; valued at $874,432)	787,000	787,000
Credit Suisse Securities USA, (2.45%, dated 4/26/19, due 5/3/19; proceeds $200,095; fully collateralized by various U.S. Government agency securities, 2.00% - 6.50% due 5/20/29 - 12/20/48 and U.S. Government obligations, 0.00% - 1.38% due 6/20/19 - 11/15/33 (a); valued at $206,439)	200,000	200,000
Daiwa Capital Markets America, Inc., (2.45%, dated 4/25/19, due 5/2/19; proceeds $2,000,953; fully collateralized by various U.S. Government agency securities, 0.00% - 6.50% due 6/21/19 - 12/1/48 and U.S. Government obligations, 0.00% - 6.50% due 5/15/19 - 5/15/47 (a); valued at $2,050,873)	2,000,000	2,000,000
Fixed Income Clearing Corp., (2.30%, dated 4/30/19, due 5/1/19; proceeds $575,037; fully collateralized by various U.S. Government obligations, 1.38% - 2.88% due 11/20/15 - 11/30/20; valued at $586,502)	575,000	575,000
Fixed Income Clearing Corp., (2.75%, dated 4/30/19, due 5/1/19; proceeds $1,900,145; fully collateralized by various U.S. Government obligations, 2.00% - 3.00% due 3/31/25 - 10/31/25; valued at $1,938,001)	1,900,000	1,900,000
	Face Amount (000)	Value (000)
Goldman Sachs & Co. LLC, (2.50%, dated 4/30/19, due 5/7/19; proceeds $100,049; fully collateralized by various U.S. Government agency securities, 2.50% - 8.50% due 7/1/24 - 9/1/48 (a); valued at $102,012)	$100,000	$100,000
ING Financial Markets LLC, (2.51%, dated 3/21/19, due 6/19/19; proceeds $402,510; fully collateralized by various U.S. Government agency securities, 2.24% - 7.00% due 4/1/20 - 7/1/52 (a); valued at $412,202)	400,000	400,000
ING Financial Markets LLC, (2.51%, dated 3/21/19, due 6/19/19; proceeds $503,138; fully collateralized by various U.S. Government agency securities, 2.50% - 6.50% due 7/1/24 - 11/1/48 (a); valued at $515,060)	500,000	500,000
ING Financial Markets LLC, (2.51%, dated 3/22/19, due 6/20/19; proceeds $201,255; fully collateralized by various U.S. Government agency securities, 2.50% - 5.00% due 6/1/27 - 4/1/52 (a); valued at $206,125)	200,000	200,000
ING Financial Markets LLC, (2.51%, dated 3/27/19, due 9/19/19; proceeds $227,761; fully collateralized by various U.S. Government agency securities, 3.00% - 7.00% due 12/1/25 - 7/1/56 (a); valued at $231,718)	225,000	225,000
JP Morgan Securities LLC, (2.45%, dated 4/25/19, due 5/2/19; proceeds $1,500,715; fully collateralized by various U.S. Government agency securities, 0.00% - 7.50% due 7/26/19 - 5/1/58 and a U.S. Government obligation, 2.88% due 5/15/28 (a); valued at $1,541,277)	1,500,000	1,500,000
JP Morgan Securities LLC, (2.50% (b), dated 2/26/19, due 5/7/19; proceeds $150,729; fully collateralized by various U.S. Government agency securities, 0.00% - 6.00% due 9/25/25 - 12/16/58 (a); valued at $157,828) (Demand 5/1/19)	150,000	150,000
JP Morgan Securities LLC, (2.54% (b), dated 2/26/19, due 5/7/19; proceeds $100,494; fully collateralized by various U.S. Government agency securities, 0.00% - 6.50% due 6/25/28 - 12/16/58 (a); valued at $105,222) (Demand 5/1/19)	100,000	100,000
JP Morgan Securities LLC, (2.75%, dated 4/30/19, due 5/1/19; proceeds $407,031; fully collateralized by a U.S. Government obligation, 3.00% due 10/31/25; valued at $415,000)	407,000	407,000
JP Morgan Securities LLC, (2.76%, dated 4/30/19, due 5/1/19; proceeds $800,061; fully collateralized by various U.S. Government agency securities, 0.00% - 5.50% due 8/7/19 - 4/6/45 and a U.S. Government obligation, 2.00% due 11/15/26; valued at $816,141)	800,000	800,000
JP Morgan Securities LLC, (2.77%, dated 4/30/19, due 5/1/19; proceeds $1,270,098; fully collateralized by various U.S. Government agency securities, 1.50% - 6.50% due 6/1/21 - 7/1/56 and a U.S. Government obligation, 1.13% due 7/31/21 (a); valued at $1,306,394)	1,270,000	1,270,000

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Portfolio of Investments (unaudited) (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Merrill Lynch Pierce Fenner & Smith, Inc., (2.47%, dated 3/21/19, due 6/20/19; proceeds $503,122; fully collateralized by various U.S. Government agency securities, 2.48% - 5.00% due 2/1/26 - 9/1/48 (a); valued at $514,703) (Demand 5/7/19)	$500,000	$500,000
Merrill Lynch Pierce Fenner & Smith, Inc., (Interest in $900,000 joint repurchase agreement, 2.75% dated 4/30/19 under which Merrill Lynch Pierce Fenner & Smith, will repurchase the securities provided as collateral for $900,069 on 5/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 11/1/48; valued at $927,042)	900,000	900,000
Mizuho Securities USA LLC, (2.58% (b), dated 10/4/18, due 6/4/19; proceeds $101,744; fully collateralized by various U.S. Government agency securities, 0.00% - 7.50% due 2/25/20 - 11/25/51 and a U.S. Government obligation, 2.88% due 7/31/25 (a); valued at $104,975) (Demand 5/1/19)	100,000	100,000
Mizuho Securities USA LLC, (2.58% (b), dated 10/23/18, due 6/4/19; proceeds $50,804; fully collateralized by various U.S. Government agency securities, 2.11% - 11.99% due 1/25/21 - 4/25/46; valued at $52,514) (Demand 5/1/19)	50,000	50,000
Mizuho Securities USA LLC, (2.58% (b), dated 1/23/19, due 6/4/19; proceeds $100,947; fully collateralized by various U.S. Government agency securities, 0.00% - 8.61% due 1/25/26 - 8/25/47; valued at $104,957) (Demand 5/1/19)	100,000	100,000
Mizuho Securities USA LLC, (2.63% (b), dated 4/23/19, due 6/4/19; proceeds $50,153; fully collateralized by various U.S. Government obligations, 2.75% - 2.88% due 9/30/23 - 2/28/25; valued at $50,964) (Demand 5/23/19)	50,000	50,000
Natixis SA, (2.42%, dated 4/12/19, due 5/10/19; proceeds $100,188; fully collateralized by various U.S. Government obligations, 0.00% - 3.38% due 6/20/19 - 11/15/42; valued at $102,031) (Demand 5/7/19)	100,000	100,000
Natixis SA, (2.48% (b), dated 4/1/19, due 5/7/19; proceeds $100,248; fully collateralized by various U.S. Government agency securities, 0.00% - 6.00% due 5/15/25 - 8/1/48 and U.S. Government obligations, 0.00% - 3.38% due 6/20/19 - 5/15/46 (a); valued at $102,126) (Demand 5/1/19)	100,000	100,000
	Face Amount (000)	Value (000)
Natixis SA, (Interest in $2,275,000 joint repurchase agreement, 2.75% dated 4/30/19 under which Natixis SA, will repurchase the securities provided as collateral for $2,275,174 on 5/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 11/15/48; valued at $2,319,912)	$1,330,000	$1,330,000
Natixis SA, (Interest in $2,200,000 joint repurchase agreement, 2.77% dated 4/30/19 under which Natixis SA, will repurchase the securities provided as collateral for $2,200,169 on 5/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 11/1/48; valued at $2,252,901)	798,000	798,000
Nomura Securities International, Inc., (2.76%, dated 4/30/19, due 5/1/19; proceeds $1,000,077; fully collateralized by various U.S. Government agency securities, 2.00% - 7.50% due 6/1/19 - 8/1/56 and U.S. Government obligations, 0.00% - 3.38% due 5/15/19 - 11/15/48 (a); valued at $1,027,705)	1,000,000	1,000,000
Norinchukin Bank, (2.50%, dated 4/16/19, due 7/17/19; proceeds $100,639; fully collateralized by a U.S. Government obligation, 2.63% due 11/15/20; valued at $102,001)	100,000	100,000
Norinchukin Bank, (2.54%, dated 3/20/19, due 6/20/19; proceeds $503,246; fully collateralized by various U.S. Government obligations, 0.38% - 1.13% due 1/15/21 - 1/15/27; valued at $510,001)	500,000	500,000
Northwestern Mutual Life Insurance Company, (2.77%, dated 4/30/19, due 5/1/19; proceeds $840,550; fully collateralized by various U.S. Government obligations, 2.38% - 6.38% due 3/15/21 - 8/15/27; valued at $857,295)	840,485	840,485
Prudential Insurance Company of America, (2.77%, dated 4/30/19, due 5/1/19; proceeds $286,847; fully collateralized by various U.S. Government obligations, 2.75% - 3.00% due 11/15/42 - 8/15/48; valued at $292,562)	286,825	286,825
Prudential Legacy Insurance Company of New Jersey, (2.77%, dated 4/30/19, due 5/1/19; proceeds $831,564; fully collateralized by various U.S. Government obligations, 0.01% due 5/15/27 - 11/15/45; valued at $848,130)	831,500	831,500
RBC Dominion Securities, (2.46%, dated 3/21/19, due 5/20/19; proceeds $1,204,920; fully collateralized by various U.S. Government obligations, 0.00% - 6.50% due 8/15/19 - 11/15/48; valued at $1,223,283) (Demand 5/7/19)	1,200,000	1,200,000

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Portfolio of Investments (unaudited) (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
RBC Dominion Securities, (2.47%, dated 3/21/19, due 6/20/19; proceeds $301,873; fully collateralized by various U.S. Government agency securities, 3.50% - 4.50% due 10/20/45 - 6/20/48 and a U.S. Government obligation, 1.75% due 4/30/22; valued at $309,487) (Demand 5/7/19)	$300,000	$300,000
RBC Dominion Securities, (2.58%, dated 4/22/19, due 5/22/19; proceeds $50,108; fully collateralized by various U.S. Government agency securities, 3.50% - 4.50% due 6/15/39 - 6/20/48 and U.S. Government obligations, 2.50% - 2.88% due 10/31/23 - 5/15/46; valued at $51,250) (Demand 5/7/19)	50,000	50,000
Royal Bank of Canada, (2.47%, dated 3/21/19, due 6/19/19; proceeds $2,867,599; fully collateralized by various U.S. Government agency securities, 2.17% - 6.00% due 7/1/23 - 12/15/56 (a); valued at $2,935,451) (Demand 5/7/19)	2,850,000	2,850,000
Royal Bank of Canada, (2.58%, dated 4/22/19, due 5/22/19; proceeds $50,108; fully collateralized by various U.S. Government agency securities, 1.11% - 9.00% due 9/15/26 - 11/1/48 (a); valued at $52,462) (Demand 5/7/19)	50,000	50,000
Wells Fargo Securities LLC, (Interest in $1,150,000 joint repurchase agreement, 2.75% dated 4/30/19 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $1,150,088 on 5/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 11/15/48; valued at $1,173,955)	600,000	600,000
Wells Fargo Securities LLC, (Interest in $1,165,000 joint repurchase agreement, 2.77% dated 4/30/19 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $1,165,090 on 5/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 11/1/48; valued at $1,200,071)	1,163,000	1,163,000
Total Repurchase Agreements (Cost $33,718,810)		33,718,810
U.S. Agency Securities (26.2%)
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.11%, 2.37%, 9/6/19 (b)	200,000	200,000
1 Month USD LIBOR - 0.12%, 2.38%, 8/2/19 (b)	265,000	264,998
1 Month USD LIBOR - 0.11%, 2.38%, 9/30/19 (b)	45,000	45,000
1 Month USD LIBOR - 0.10%, 2.38%, 8/30/19 (b)	180,000	179,998
	Face Amount (000)	Value (000)
1 Month USD LIBOR - 0.09%, 2.39%, 8/16/19 - 1/27/20 (b)	$375,000	$375,000
1 Month USD LIBOR - 0.08%, 2.39%, 7/15/19 (b)	71,000	70,999
1 Month USD LIBOR - 0.08%, 2.40%, 11/12/19 - 12/16/19 (b)	365,000	365,000
3 Month USD LIBOR - 0.18%, 2.40%, 4/29/20 (b)	50,000	50,000
1 Month USD LIBOR - 0.08%, 2.41%, 9/26/19 (b)	70,000	70,000
3 Month USD LIBOR - 0.20%, 2.41%, 6/15/20 (b)	100,000	100,000
1 Month USD LIBOR - 0.07%, 2.41%, 4/27/20 (b)	134,000	133,997
1 Month USD LIBOR - 0.07%, 2.42%, 9/12/19 - 12/18/19 (b)	315,000	314,998
1 Month USD LIBOR - 0.06%, 2.42%, 12/26/19 (b)	250,000	249,997
1 Month USD LIBOR - 0.06%, 2.43%, 7/20/20 (b)	128,000	127,996
1 Month USD LIBOR - 0.05%, 2.43%, 7/11/19 - 8/27/20 (b)	510,000	509,902
1 Month USD LIBOR - 0.05%, 2.44%, 1/22/20 (b)	285,000	284,997
3 Month USD LIBOR - 0.17%, 2.44%, 6/26/19 (b)	100,000	100,000
3 Month USD LIBOR + 0.05%, 2.45%, 10/18/19 - 10/21/20 (b)	380,000	379,971
3 Month USD LIBOR + 0.06%, 2.45%, 7/22/20 (b)	85,000	85,000
3 Month USD LIBOR + 0.06%, 2.46%, 10/15/20 (b)	75,000	74,997
1 Month USD LIBOR - 0.04%, 2.46%, 5/1/20 (b)	200,000	200,000
3 Month USD LIBOR + 0.07%, 2.46%, 7/24/20 (b)	140,000	139,995
3 Month USD LIBOR - 0.15%, 2.47%, 9/18/20 (b)	218,000	218,000
1 Month USD LIBOR + 0.00%, 2.47%, 10/7/20 (b)	145,000	144,958
1 Month USD LIBOR - 0.01%, 2.48%, 7/20/20 (b)	175,000	174,984
3 Month USD LIBOR + 0.07%, 2.48%, 5/1/20 (b)(c)	140,000	139,994
1 Month USD LIBOR + 0.01%, 2.49%, 8/28/20 (b)	325,000	325,000
1 Month USD LIBOR + 0.01%, 2.50%, 8/19/20 (b)	52,500	52,477
3 Month USD LIBOR + 0.03%, 2.50%, 2/6/20 (b)	40,000	40,000
1 Month USD LIBOR + 0.03%, 2.50%, 8/25/20 (b)	80,000	79,994
1 Month USD LIBOR + 0.03%, 2.51%, 1/22/21 (b)	270,000	269,960
1 Month USD LIBOR + 0.04%, 2.52%, 2/11/21 (b)	345,000	345,000
1 Month USD LIBOR + 0.05%, 2.53%, 9/10/20 (b)	344,000	344,000

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Portfolio of Investments (unaudited) (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (cont'd)
3 Month USD LIBOR + 0.11%, 2.57%, 1/15/21 (b)	$60,000	$60,000
3 Month USD LIBOR - 2.92%, 2.59%, 10/7/20 - 12/17/20 (b)	200,000	199,981
1 Month USD LIBOR + 0.16%, 2.64%, 1/25/21 (b)	49,000	49,092
1 Month USD LIBOR + 0.22%, 2.71%, 10/21/19 (b)	175,000	175,241
Federal Home Loan Bank, 3 Month USD LIBOR - 0.32%, 2.26%, 7/10/19 (b)	500,000	500,000
3 Month USD LIBOR - 0.28%, 2.33%, 9/27/19 (b)	540,000	540,000
1 Month USD LIBOR - 0.10%, 2.39%, 10/23/19 (b)	75,000	75,000
1 Month USD LIBOR - 0.09%, 2.40%, 7/19/19 (b)	250,000	250,000
1 Month USD LIBOR - 0.08%, 2.40%, 7/25/19 (b)	100,000	100,000
2.42%, 8/19/19	230,000	229,962
1 Month USD LIBOR - 0.07%, 2.42%, 2/20/20 (b)	30,000	29,999
1 Month USD LIBOR - 0.06%, 2.43%, 2/20/20 (b)	250,000	250,000
2.43%, 7/24/19 (d)	300,000	298,310
3 Month USD LIBOR - 0.16%, 2.47%, 5/28/19 (b)	40,000	40,005
1 Month USD LIBOR - 0.01%, 2.47%, 8/28/20 (b)	230,000	230,000
2.47%, 5/29/19 - 10/15/19 (d)	550,000	546,164
3 Month USD LIBOR + 0.03%, 2.49%, 10/9/19 (b)	225,000	225,000
2.49%, 5/22/19 - 9/6/19 (d)	1,200,660	1,196,054
3 Month USD LIBOR + 0.04%, 2.50%, 5/15/19 (b)	175,000	175,000
3 Month USD LIBOR + 0.02%, 2.50%, 8/27/19 (b)	200,000	200,000
2.50%, 5/17/19	290,000	289,994
2.50%, 5/21/19 (d)	250,000	249,655
3 Month USD LIBOR + 0.05%, 2.51%, 1/17/20 (b)	45,000	45,000
2.52%, 6/4/19 (d)	55,000	54,871
3 Month USD LIBOR + 0.07%, 2.53%, 11/15/19 - 3/27/20 (b)	615,000	615,000
2.53%, 6/19/19 - 7/2/19 (d)	1,245,000	1,240,205
3 Month USD LIBOR + 0.08%, 2.54%, 7/24/20 (b)	100,000	100,000
3 Month USD LIBOR + 0.11%, 2.57%, 10/1/20 (b)	155,000	155,000
3 Month USD LIBOR - 0.15%, 2.59%, 11/7/19 (b)	75,000	75,038
3 Month USD LIBOR + 0.11%, 2.59%, 6/10/20 (b)	63,000	63,000
Federal National Mortgage Association, 3 Month USD LIBOR + 0.07%, 2.53%, 10/30/19 (b)	75,000	75,000
	Face Amount (000)	Value (000)
3 Month USD LIBOR + 0.10%, 2.56%, 4/30/20 (b)	$80,000	$80,000
3 Month USD LIBOR + 0.12%, 2.58%, 7/30/19 (b)	25,000	25,002
Total U.S. Agency Securities (Cost $14,894,785)		14,894,785
U.S. Treasury Securities (14.5%)
U.S. Treasury Bills, 2.53%, 7/18/19 - 8/1/19 (e)	1,000,000	994,184
2.54%, 6/20/19 (e)	200,000	199,314
2.57%, 7/5/19 (e)	600,000	597,286
U.S. Treasury Notes, 3 Month Treasury Money Market Yield + 0.00%, 2.42%, 1/31/20 (b)	517,000	517,065
3 Month Treasury Money Market Yield + 0.03%, 2.45%, 4/30/20 (b)	605,000	605,105
3 Month Treasury Money Market Yield + 0.04%, 2.46%, 7/31/20 (b)	579,000	578,954
3 Month Treasury Money Market Yield + 0.05%, 2.46%, 10/31/20 (b)	1,160,000	1,159,812
3 Month Treasury Money Market Yield + 0.12%, 2.53%, 1/31/21 (b)	549,000	548,705
0.75%, 7/15/19	500,000	498,213
0.88%, 5/15/19	50,000	49,968
1.25%, 5/31/19 - 6/30/19	790,000	788,422
1.63%, 6/30/19	415,000	414,380
3.13%, 5/15/19	1,258,000	1,258,284
Total U.S. Treasury Securities (Cost $8,209,692)		8,209,692
Total Investments (100.2%) (Cost $56,823,287) (f)(g)		56,823,287
Liabilities in Excess of Other Assets (–0.2%)		(124,405)
Net Assets (100.0%)		$56,698,882

(a)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of April 30, 2019.

(b)  Floating or variable rate securities: The rates disclosed are as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)  All or a portion of the security is subject to delayed delivery.

(d)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(e)  Rate shown is the yield to maturity at April 30, 2019.

(f)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(g)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

LIBOR  London Interbank Offered Rate.

USD  United States Dollar.

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Portfolio of Investments (unaudited) (cont'd)

Government Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	59.3%
U.S. Agency Securities	26.2
U.S. Treasury Securities	14.5
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Portfolio of Investments (unaudited)

Government Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (64.6%)
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.10%, 2.38%, 9/25/19 (a)	$100,000	$99,989
1 Month USD LIBOR - 0.08%, 2.40%, 11/12/19 - 12/16/19 (a)	55,000	55,000
1 Month USD LIBOR - 0.08%, 2.41%, 9/26/19 (a)	30,000	30,000
3 Month USD LIBOR - 0.20%, 2.41%, 6/15/20 (a)	5,000	5,000
1 Month USD LIBOR - 0.07%, 2.42%, 9/12/19 - 12/18/19 (a)	85,000	84,999
1 Month USD LIBOR - 0.06%, 2.42%, 12/26/19 (a)	150,000	149,998
1 Month USD LIBOR - 0.05%, 2.43%, 5/29/20 (a)	5,000	5,000
3 Month USD LIBOR - 0.17%, 2.44%, 6/26/19 (a)	25,000	25,000
3 Month USD LIBOR + 0.05%, 2.45%, 10/18/19 - 10/21/20 (a)	41,700	41,697
1 Month USD LIBOR - 0.01%, 2.48%, 7/20/20 (a)	12,000	11,999
3 Month USD LIBOR + 0.07%, 2.48%, 5/1/20 (a)(b)	9,000	9,000
1 Month USD LIBOR + 0.01%, 2.49%, 8/28/20 (a)	20,000	20,000
2.49%, 5/31/19 - 6/3/19 (c)	130,000	129,713
1 Month USD LIBOR + 0.03%, 2.50%, 8/25/20 (a)	10,000	9,999
1 Month USD LIBOR + 0.04%, 2.52%, 2/11/21 (a)	20,000	20,000
Federal Home Loan Bank, 3 Month USD LIBOR - 0.28%, 2.33%, 9/27/19 (a)	9,000	9,000
2.40%, 5/8/19 (c)	29,349	29,335
2.41%, 5/24/19 (c)	370,000	369,432
2.42%, 8/19/19	17,000	16,997
1 Month USD LIBOR - 0.07%, 2.42%, 2/20/20 (a)	17,000	16,999
2.43%, 7/22/19 (c)	25,000	24,863
2.44%, 5/22/19 - 6/21/19 (c)	422,125	420,803
1 Month USD LIBOR - 0.01%, 2.47%, 8/28/20 (a)	15,000	15,000
2.47%, 10/1/19 (c)	40,000	39,586
2.48%, 5/2/19 (c)	20,000	19,999
3 Month USD LIBOR + 0.03%, 2.49%, 10/9/19 (a)	18,000	18,000
3 Month USD LIBOR + 0.04%, 2.50%, 5/15/19 - 6/21/19 (a)	40,000	40,000
3 Month USD LIBOR + 0.02%, 2.50%, 8/27/19 (a)	45,000	45,000
3 Month USD LIBOR + 0.07%, 2.53%, 3/27/20 (a)	40,000	40,000
2.53%, 5/31/19 - 6/6/19 (c)	151,000	150,658
3 Month USD LIBOR + 0.11%, 2.57%, 10/1/20 (a)	13,000	13,000
5.38%, 5/15/19	16,000	16,018
	Face Amount (000)	Value (000)
Tennessee Valley Authority 2.42%, 5/21/19 (c)	$175,000	$174,765
Total U.S. Agency Securities (Cost $2,156,849)		2,156,849
U.S. Treasury Securities (35.4%)
U.S. Treasury Bills, 2.44%, 7/25/19 (d)	125,000	124,294
2.46%, 5/21/19 - 6/27/19 (d)	219,200	218,673
2.48%, 6/20/19 (d)	285,000	284,038
2.51%, 7/5/19 (d)	50,000	49,778
U.S. Treasury Notes, 3 Month Treasury Money Market Yield + 0.04%, 2.46%, 7/31/20 (a)	75,000	74,974
3 Month Treasury Money Market Yield + 0.05%, 2.46%, 10/31/20 (a)	13,000	12,989
3 Month Treasury Money Market Yield + 0.06%, 2.48%, 7/31/19 (a)	100,000	100,010
3 Month Treasury Money Market Yield + 0.12%, 2.53%, 1/31/21 (a)	32,000	31,984
0.88%, 7/31/19	50,000	49,807
1.25%, 5/31/19 - 6/30/19	75,000	74,898
1.38%, 7/31/19	40,000	39,895
1.63%, 6/30/19	100,000	99,858
3.13%, 5/15/19	20,000	20,005
Total U.S. Treasury Securities (Cost $1,181,203)		1,181,203
Total Investments (100.0%) (Cost $3,338,052) (e)(f)		3,338,052
Liabilities in Excess of Other Assets (0.0%) (g)		(27)
Net Assets (100.0%)		$3,338,025

(a)  Floating or variable rate securities: The rates disclosed are as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  All or a portion of the security is subject to delayed delivery.

(c)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(d)  Rate shown is the yield to maturity at April 30, 2019.

(e)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

(g)  Amount is less than 0.05%.

LIBOR  London Interbank Offered Rate.

USD  United States Dollar.

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Portfolio of Investments (unaudited) (cont'd)

Government Securities Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Agency Securities	64.6%
U.S. Treasury Securities	35.4
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Portfolio of Investments (unaudited)

Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (53.3%)
ABN Amro Securities LLC, (Interest in $250,000 joint repurchase agreement, 2.74% dated 4/30/19 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $250,019 on 5/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/47; valued at $254,905)	$250,000	$250,000
Bank of Montreal, (2.44%, dated 4/30/19, due 6/28/19; proceeds $150,600; fully collateralized by various U.S. Government obligations, 0.00% - 3.88% due 5/23/19 - 2/15/43; valued at $153,001) (Demand 5/7/19)	150,000	150,000
Bank of Nova Scotia, (2.75%, dated 4/30/19, due 5/1/19; proceeds $640,049; fully collateralized by various U.S. Government obligations, 0.00% - 8.75% due 10/3/19 - 2/15/44; valued at $653,194)	640,000	640,000
BNP Paribas, (2.45%, dated 2/7/19, due 5/1/19; proceeds $150,847; fully collateral ized by various U.S. Government obligations, 0.00% - 8.13% due 5/16/19 - 5/15/46; valued at $153,124)	150,000	150,000
BNP Paribas, (2.46%, dated 3/21/19, due 6/20/19; proceeds $352,176; fully collateralized by various U.S. Government obligations, 0.00% - 8.13% due 5/23/19 - 5/15/48; valued at $357,498) (Demand 5/7/19)	350,000	350,000
BNP Paribas, (Interest in $1,900,000 joint repurchase agreement, 2.75% dated 4/30/19 under which BNP Paribas, will repurchase the securities provided as collateral for $1,900,145 on 5/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 2/15/48; valued at $1,937,020)	400,000	400,000
Canadian Imperial Bank of Commerce, (2.45%, dated 2/8/19, due 5/1/19; proceeds $100,558; fully collateralized by various U.S. Government obligations, 0.75% - 6.25% due 12/31/20 - 5/15/48; valued at $102,029)	100,000	100,000
Credit Agricole Corp., (2.43%, dated 4/25/19, due 5/2/19; proceeds $100,047; fully collateralized by various U.S. Government obligations, 0.13% - 3.38% due 11/15/19 - 1/15/22; valued at $101,988)	100,000	100,000
	Face Amount (000)	Value (000)
Credit Agricole Corp., (Interest in $2,300,000 joint repurchase agreement, 2.72% dated 4/30/19 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $2,300,174 on 5/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, triparty agent, were various U.S. Government obligations with various maturities to 1/15/27; valued at $2,344,481)	$600,000	$600,000
Fixed Income Clearing Corp., (2.30%, dated 4/30/19, due 5/1/19; proceeds $175,011; fully collateralized by various U.S. Government obligations, 1.38% - 2.75% due 9/30/20 - 10/31/20; valued at $178,504)	175,000	175,000
Fixed Income Clearing Corp., (2.75%, dated 4/30/19, due 5/1/19; proceeds $800,061; fully collateralized by various U.S. Government obligations, 2.00% - 2.63% due 2/15/25 - 3/31/25; valued at $816,001)	800,000	800,000
JP Morgan Securities LLC, (2.48%, dated 4/26/19, due 7/26/19; proceeds $191,191; fully collateralized by a U.S. Government obligation, 1.75% due 11/30/21; valued at $193,415)	190,000	190,000
JP Morgan Securities LLC, (2.75%, dated 4/30/19, due 5/1/19; proceeds $648,050; fully collateralized by a U.S. Government obligation, 2.38% due 4/30/26; valued at $661,000)	648,000	648,000
Merrill Lynch Pierce Fenner & Smith, Inc., (2.45%, dated 2/14/19, due 5/1/19; proceeds $251,293; fully collateralized by various U.S. Government obligations, 0.00% - 4.25% due 3/31/23 - 5/15/39; valued at $255,064)	250,000	250,000
Merrill Lynch Pierce Fenner & Smith, Inc., (2.73%, dated 4/30/19, due 5/1/19; proceeds $197,715; fully collateralized by various U.S. Government obligations, 1.75% - 5.25% due 2/28/22 - 11/15/28; valued at $201,570)	197,700	197,700
Metropolitan Life Insurance Co., (2.76%, dated 4/30/19, due 5/1/19; proceeds $300,027; fully collateralized by various U.S. Government obligations, 0.01% - 4.75% due 2/15/37 - 2/15/46; valued at $306,004)	300,004	300,004
Natixis SA, (2.42%, dated 4/12/19, due 5/10/19; proceeds $150,282; fully collateralized by various U.S. Government obligations, 0.00% - 3.38% due 8/15/19 - 11/15/45; valued at $152,983) (Demand 5/7/19)	150,000	150,000
Natixis SA, (Interest in $2,275,000 joint repurchase agreement, 2.75% dated 4/30/19 under which Natixis SA, will repurchase the securities provided as collateral for $2,275,174 on 5/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 11/15/48; valued at $2,319,912)	912,000	912,000
The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Portfolio of Investments (unaudited) (cont'd)

Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Norinchukin Bank, (2.50%, dated 4/16/19, due 7/17/19; proceeds $100,639; fully collat eralized by a U.S. Government obligation, 2.63% due 11/15/20; valued at $102,001)	$100,000	$100,000
Norinchukin Bank, (2.54%, dated 3/20/19, due 6/21/19; proceeds $503,281; fully collateralized by a U.S. Government obligation, 0.38% due 1/15/27; valued at $510,003)	500,000	500,000
Prudential Insurance Company of America, (2.77%, dated 4/30/19, due 5/1/19; proceeds $268,045; fully collateralized by various U.S. Government obligations, 0.01% - 2.88% due 5/15/20 - 11/15/46; valued at $273,384)	268,024	268,024
RBC Dominion Securities, (2.46%, dated 3/21/19, due 5/20/19; proceeds $803,280; fully collateralized by various U.S. Government obligations, 0.00% - 4.50% due 7/5/19 - 8/15/48; valued at $816,389) (Demand 5/7/19)	800,000	800,000
RBC Dominion Securities, (2.73%, dated 4/30/19, due 5/1/19; proceeds $250,019; fully collateralized by various U.S. Government obligations, 0.00% - 3.00% due 6/20/19 - 8/15/48; valued at $255,398)	250,000	250,000
Societe Generale, (2.45%, dated 4/26/19, due 5/28/19; proceeds $50,109; fully collateralized by a U.S. Government obligation, 0.00% due 8/15/19; valued at $51,000)	50,000	50,000
Wells Fargo Securities LLC, (Interest in $1,150,000 joint repurchase agreement, 2.75% dated 4/30/19 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $1,150,088 on 5/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 11/15/48; valued at $1,173,955)	550,000	550,000
Total Repurchase Agreements (Cost $8,880,728)		8,880,728
U.S. Treasury Securities (46.7%)
U.S. Treasury Bills,
2.52%, 6/27/19 (a)	250,000	249,029
2.53%, 7/18/19 - 8/29/19 (a)	1,147,230	1,139,548
2.54%, 6/20/19 (a)	1,200,464	1,196,342
2.57%, 7/5/19 (a)	225,000	223,982
U.S. Treasury Notes,
0.75%, 7/15/19	75,000	74,736
0.88%, 5/15/19	100,000	99,939
1.25%, 5/31/19 - 6/30/19	820,000	818,694
1.63%, 6/30/19	200,000	199,697
3 Month Treasury Money Market Yield + 0.00%, 2.42%, 1/31/20 (b)	636,000	636,011
3 Month Treasury Money Market Yield + 0.03%, 2.45%, 4/30/20 (b)	977,000	977,172
	Face Amount (000)	Value (000)
3 Month Treasury Money Market Yield + 0.04%, 2.46%, 7/31/20 (b)	$782,000	$781,845
3 Month Treasury Money Market Yield + 0.05%, 2.46%, 10/31/19 - 10/31/20 (b)	756,780	756,564
2.50%, 9/30/19	100,000	99,385
3 Month Treasury Money Market Yield + 0.12%, 2.53%, 1/31/21 (b)	164,000	163,917
3.13%, 5/15/19	355,135	355,215
Total U.S. Treasury Securities (Cost $7,772,076)		7,772,076
Total Investments (100.0%) (Cost $16,652,804) (c)		16,652,804
Other Assets in Excess of Liabilities (0.0%) (d)		700
Net Assets (100.0%)		$16,653,504

(a)  Rate shown is the yield to maturity at April 30, 2019.

(b)  Floating or variable rate securities: The rates disclosed are as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

(d)  Amount is less than 0.05%.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	53.3%
U.S. Treasury Securities	46.7
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Portfolio of Investments (unaudited)

Treasury Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (99.9%)
U.S. Treasury Bills,
2.42%, 5/9/19 - 5/16/19 (a)	$190,000	$189,872
2.44%, 5/14/19 - 6/25/19 (a)	4,939,460	4,928,289
2.45%, 5/7/19 - 6/4/19 (a)	1,350,000	1,348,340
2.46%, 6/20/19 - 7/25/19 (a)	3,289,901	3,276,739
2.47%, 6/27/19 (a)	2,280,000	2,271,277
2.48%, 7/5/19 (a)	1,600,000	1,592,972
2.50%, 6/11/19 (a)	190,680	190,149
2.52%, 8/1/19 (a)	225,000	223,588
2.53%, 8/29/19 (a)	400,000	396,724
U.S. Treasury Notes,
0.75%, 7/15/19	225,000	224,200
0.88%, 5/15/19 - 7/31/19	170,000	169,735
1.13%, 5/31/19	115,000	114,874
1.25%, 5/31/19 - 6/30/19	608,464	607,699
1.50%, 5/31/19	820,000	819,351
1.63%, 7/31/19	150,000	149,701
3 Month Treasury Money Market Yield + 0.00%, 2.42%, 1/31/20 (b)	1,416,000	1,416,025
3 Month Treasury Money Market Yield + 0.03%, 2.45%, 4/30/20 (b)	1,003,000	1,003,175
3 Month Treasury Money Market Yield + 0.04%, 2.46%, 7/31/20 (b)	520,000	519,915
3 Month Treasury Money Market Yield + 0.05%, 2.46%, 10/31/19 - 10/31/20 (b)	351,780	351,712
3 Month Treasury Money Market Yield + 0.06%, 2.48%, 7/31/19 (b)	700,000	700,064
1.00%, 9/30/19	40,000	39,754
3 Month Treasury Money Market Yield + 0.12%, 2.53%, 1/31/21 (b)	366,000	365,820
3.13%, 5/15/19	826,000	826,199
3.63%, 8/15/19	80,000	80,274
Total Investments (99.9%) (Cost $21,806,448) (c)		21,806,448
Other Assets in Excess of Liabilities (0.1%)		11,164
Net Assets (100.0%)		$21,817,612

(a)  Rate shown is the yield to maturity at April 30, 2019.

(b)  Floating or variable rate securities: The rates disclosed are as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	100.0%

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Portfolio of Investments (unaudited)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (102.5%)
Weekly Variable Rate Bonds (a) (61.6%)
Austin, TX, Water & Wastewater System Ser 2008 2.32%, 5/15/31	$19,830	$19,830
Colorado Springs, CO, Utilities System Sub Lien Ser 2008 A 2.34%, 11/1/38	6,430	6,430
Colorado Springs, CO, Utilities System Sub Lien Ser 2005 A 2.35%, 11/1/35	21,305	21,305
Columbia, SC, Waterworks & Sewer System Ser 2009 2.30%, 2/1/38	6,200	6,200
Delaware Health Facilities Authority, Christiana Care Health Services Ser 2010 B 2.28%, 10/1/40	20,000	20,000
District of Columbia, The Pew Charitable Trusts Ser 2008 A 2.37%, 4/1/38	22,365	22,365
District of Columbia Water & Sewer Authority, Public Utility Ser 2014 B-2 2.34%, 10/1/50	7,175	7,175
Public Utility Ser B-1 2.38%, 10/1/50	6,170	6,170
Gainesville, FL, Utilities System 2012 Ser B 2.15%, 10/1/42 (b)	15,265	15,265
Hennepin County, MN, Ser 2018 B 2.33%, 12/1/38	10,000	10,000
Houston, TX, Airport Sub Lien Ser 2010 (AMT) 2.45%, 7/1/30	12,000	12,000
Combined Utility System First Lien Ser 2004 B-2 2.33%, 5/15/34	10,300	10,300
Combined Utility System First Lien Ser 2004 B-5 2.32%, 5/15/34	10,000	10,000
Indiana Finance Authority, Trinity Health Ser 2008 D-1 2.33%, 12/1/34	10,545	10,545
King County, WA, Junior Lien Sewer Ser 2001 B 2.30%, 1/1/32	6,600	6,600
Nebraska Investment Finance Authority, Single Family Housing Bonds Ser 2017 C 2.10%, 9/1/47	23,500	23,500
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2013 Ser C-5 2.40%, 11/1/41	28,000	28,000
New York State Energy Research & Development Authority Facilities, NY, Consolidated Edison Co., Ser 2005 Subser A-2 2.11%, 5/1/39	9,700	9,700
New York State Housing Finance Agency, 10 Barclay Street 2004 Ser A 2.30%, 11/15/37	3,400	3,400
Orlando Utilities Commission, FL, Utility System Ser 2008-2 2.38%, 10/1/33	10,000	10,000
Utility System Ser 2015-B 2.41%, 10/1/39	15,000	15,000
	Face Amount (000)	Value (000)
RBC Municipal Products Trust Inc, MA, Partners Healthcare System Adjustable Ser 2019 T-2 Floater Certificates Ser 2018-E-130 2.33%, 11/1/23 (c)	$8,000	$8,000
RBC Municipal Products Trust Inc, NY, New York City Municipal Water Finance Authority Adjustable Ser 2019-CC Floater Certificates Ser 2018-E-129 2.33%, 11/15/22 (c)	28,000	28,000
RBC Municipal Products Trust Inc, OH, Kettering Health Network Obligation Group Adjustable Ser 2019 B Floater Certificates Ser 2019-E-132 2.33%, 10/1/24 (b)(c)	18,000	18,000
Tender Option Bond Trust, DC, District of Columbia Housing Finance Agency, Multi-Family Housing Ser 2014 A Puttable Floating Rate Receipts Ser 2019-BAML 8001 2.40%, 8/1/47 (c)	25,000	25,000
Texas Transportation Commission, State Highway Fund First Tier Revenue Bonds, Ser 2014 B-1 2.42%, 4/1/32	20,000	20,000
Utah Water Finance Agency, Ser 2008 B 2.47%, 10/1/37	7,070	7,070
Washington Suburban Sanitary District, MD, 2015 Ser B-3 BANs 2.18%, 6/1/23	5,200	5,200
Total Weekly Variable Rate Bonds (Cost $385,055)		385,055
Daily Variable Rate Bonds (a) (25.5%)
East Baton Rouge Parish, LA, Exxon Mobil Corp Ser 2010 A 2.31%, 8/1/35	10,000	10,000
Gulf Coast Industrial Development Authority, TX, ExxonMobil Corporation Ser 2012 2.30%, 11/1/41	20,000	20,000
Harris County Health Facilities Development Corporation, TX, Methodist Hospital System Ser 2008 A-1 2.30%, 12/1/41	25,000	25,000
JP Morgan Chase & Co, PA, Pittsburgh Water & Sewer System Ser A PUTTERs Ser 5020 2.34%, 6/1/20 (c)	10,000	10,000
JP Morgan Chase & Co., NY, Battery Park City Authority Junior Ser C PUTTERs Ser 5012 2.34%, 11/1/19 (c)	19,000	19,000
Mississippi Business Finance Corporation, Chevron USA Ser 2010 G 2.25%, 11/1/35	24,780	24,780
New York City, NY, Fiscal 2019 Ser D Subser D-4 2.30%, 12/1/47	22,600	22,600
Triborough Bridge & Tunnel Authority, NY, Sub Ser 2005 B-3 2.27%, 1/1/32 (c)	27,930	27,930
Total Daily Variable Rate Bonds (Cost $159,310)		159,310
Commercial Paper (9.5%)
Dallas, TX, Waterworks and Sewer System Commercial Paper Notes, Ser D-1 1.78%, 5/16/19	13,200	13,199
Omaha Public Power District, NE, Ser A 1.60%, 5/21/19	11,000	10,997

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Portfolio of Investments (unaudited) (cont'd)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Commercial Paper (cont'd)
Port Authority of Houston of Harris County Texas 1.70%, 6/6/19	$18,400	$18,395
San Antonio, TX, Water System Ser 2019 A-1 1.80%, 8/5/19	17,000	17,000
Total Commercial Paper (Cost $59,600)		59,591
Municipal Bond & Note (3.6%)
Texas, Veterans Ser 2012 4.00%, 8/29/19 (Cost $22,160)	22,000	22,160
Quarterly Variable Rate Bond (a) (1.4%)
Franklin County, OH, CHE Trinity Health Credit Group Ser 2013OH 1.70%, 12/1/46 (Cost $9,000)	9,000	9,000
Floating Rate Note (a) (0.9%)
Kansas Department of Transportation, Highway Ser 2014 B-5 2.08%, 9/1/19 (Cost $5,503)	5,500	5,504
Total Investments (102.5%) (Cost $640,628) (d)(e)		640,620
Liabilities in Excess of Other Assets (–2.5%)		(15,568)
Net Assets (100.0%)		$625,052

(a)  Floating or variable rate securities: The rates disclosed are as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  All or a portion of the security is subject to delayed delivery.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(e)  At April 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,000 and the aggregate gross unrealized depreciation is approximately $9,000, resulting in net unrealized depreciation of approximately $8,000.

AMT  Alternative Minimum Tax.

BANs  Bond Anticipation Notes.

PUTTERs  Puttable Tax-Exempt Receipts.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	60.1%
Daily Variable Rate Bonds	24.9
Commercial Paper	9.3
Other*	5.7
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

State/Territory	Value (000)	Percent of Net Assets
Texas	$187,884	30.1%
New York	138,630	22.2
District of Columbia	60,710	9.7
Florida	40,265	6.4
Nebraska	34,497	5.5
Colorado	27,735	4.4
Ohio	27,000	4.3
Mississippi	24,780	4.0
Delaware	20,000	3.2
Indiana	10,545	1.7
Louisiana	10,000	1.6
Minnesota	10,000	1.6
Pennsylvania	10,000	1.6
Massachusetts	8,000	1.3
Utah	7,070	1.1
Washington	6,600	1.1
South Carolina	6,200	1.0
Kansas	5,504	0.9
Maryland	5,200	0.8
	$640,620	102.5%

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Statements of Assets and Liabilities (unaudited)

	Money Market Portfolio (000)		Prime Portfolio (000)		Government Portfolio (000)		Government Securities Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$2,757,683		$10,738,069		$56,823,287		$3,338,052
Total Investments in Securities, at Value(1)	2,758,248		10,740,331		56,823,287		3,338,052
Cash	383		280		803		7,177
Receivable for Investments Sold	16,839		80,228		—		—
Interest Receivable	2,728		8,691		80,407		2,817
Other Assets	173		545		2,086		829
Total Assets	2,778,371		10,830,075		56,906,583		3,348,875
Liabilities:
Payable for Investments Purchased	—		—		139,994		9,000
Dividends Payable	909		7,176		56,705		60
Payable for Advisory Fees	206		899		5,215		361
Payable for Fund Shares Redeemed	136		289		648		4
Payable for Administration Fees	115		449		2,271		143
Payable for Professional Fees	41		58		48		45
Payable for Transfer Agency Fees	25		43		33		3
Payable for Custodian Fees	9		14		163		14
Payable for Administration Plan Fees — Institutional Select Class	—	@	—	@	17		—	@
Payable for Administration Plan Fees — Investor Class	—		—		212		—	@
Payable for Administration Plan Fees — Administrative Class	—		—		16		—	@
Payable for Service and Shareholder Administration Plan Fees — Advisory Class	—	@	—	@	222		7
Payable for Distribution Plan and Shareholder Service Plan Fees — Participant Class	—	@	—		318		701
Payable for Distribution Plan and Shareholder Service Plan Fees — Cash Management Class	2		2		1		—	@
Payable for Distribution Plan and Shareholder Service Plan Fees — Select Class	—		—		—	@	—
Other Liabilities	61		354		1,838		512
Total Liabilities	1,504		9,284		207,701		10,850
Net Assets	$2,776,867		$10,820,791		$56,698,882		$3,338,025
Net Assets Consist of:
Paid-in-Capital	$2,776,207		$10,818,292		$56,699,560		$3,337,758
Total Distributable Earnings (Accumulated Loss)	660		2,499		(678)		267
Net Assets	$2,776,867		$10,820,791		$56,698,882		$3,338,025
(1) Including: Repurchase Agreements, at Value	$842,000		$3,621,000		$33,718,810		$—

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Statements of Assets and Liabilities (unaudited) (cont'd)

	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$2,764,502	$10,793,079	$51,578,450	$38,631
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	2,762,684,589	10,785,563,905	51,578,534,144	38,616,952
Net Asset Value, Offering and Redemption Price Per Share	$1.0007	$1.0007	$1.000	$1.000
INSTITUTIONAL SELECT CLASS:
Net Assets	$50	$11,202	$397,440	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	50,208	11,196,710	397,440,084	50,186
Net Asset Value, Offering and Redemption Price Per Share	$1.0005	$1.0005	$1.000	$1.000
INVESTOR CLASS:
Net Assets	$—	$—	$2,536,429	$695
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	2,536,443,631	694,794
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.000	$1.000
ADMINISTRATIVE CLASS:
Net Assets	$—	$—	$126,946	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	126,949,076	50,178
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.000	$1.000
ADVISORY CLASS:
Net Assets	$50	$50	$1,243,364	$35,395
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	50,157	50,193	1,243,391,141	35,395,380
Net Asset Value, Offering and Redemption Price Per Share	$1.0009	$1.0003	$1.000	$1.000
PARTICIPANT CLASS:
Net Assets	$50	$—	$810,065	$3,262,558
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	50,171	—	810,066,546	3,262,282,108
Net Asset Value, Offering and Redemption Price Per Share	$1.0005	$—	$1.000	$1.000
CASH MANAGEMENT CLASS:
Net Assets	$12,215	$16,460	$6,138	$646
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	12,209,237	16,451,615	6,137,858	645,041
Net Asset Value, Offering and Redemption Price Per Share	$1.0004	$1.0005	$1.000	$1.000
SELECT CLASS:
Net Assets	$—	$—	$50	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	50,128	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.000	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Statements of Assets and Liabilities (unaudited)

	Treasury Portfolio (000)		Treasury Securities Portfolio (000)		Tax-Exempt Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$16,652,804		$21,806,448		$640,628
Total Investments in Securities, at Value(1)	16,652,804		21,806,448		640,620
Cash	110		7,478		12
Interest Receivable	19,118		23,230		1,547
Other Assets	782		876		147
Total Assets	16,672,814		21,838,032		642,326
Liabilities:
Payable for Investments Purchased	—		—		17,021
Dividends Payable	15,710		15,775		97
Payable for Advisory Fees	1,737		2,499		14
Payable for Fund Shares Redeemed	62		471		23
Payable for Administration Fees	661		875		23
Payable for Professional Fees	43		47		48
Payable for Transfer Agency Fees	15		19		22
Payable for Custodian Fees	26		52		2
Payable for Administration Plan Fees — Institutional Select Class	11		4		—	@
Payable for Administration Plan Fees — Investor Class	1		—	@	—
Payable for Administration Plan Fees — Administrative Class	—	@	—	@	—
Payable for Service and Shareholder Administration Plan Fees — Advisory Class	111		3		—
Payable for Distribution Plan and Shareholder Service Plan Fees — Participant Class	364		—	@	—
Payable for Distribution Plan and Shareholder Service Plan Fees — Cash Management Class	2		3		1
Payable for Distribution Plan and Shareholder Service Plan Fees — Select Class	—	@	—	@	—
Other Liabilities	567		672		23
Total Liabilities	19,310		20,420		17,274
Net Assets	$16,653,504		$21,817,612		$625,052
Net Assets Consist of:
Paid-in-Capital	$16,653,241		$21,817,247		$625,120
Total Distributable Earnings (Accumulated Loss)	263		365		(68)
Net Assets	$16,653,504		$21,817,612		$625,052
(1) Including: Repurchase Agreements, at Value	$8,880,728		$—		$—

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Statements of Assets and Liabilities (unaudited) (cont'd)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$14,900,691	$21,684,590	$617,512
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	14,900,289,496	21,684,200,626	617,516,802
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.0000
INSTITUTIONAL SELECT CLASS:
Net Assets	$271,623	$90,923	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	271,620,502	90,922,609	50,126
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.0000
INVESTOR CLASS:
Net Assets	$16,827	$50	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	16,826,269	50,181	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
ADMINISTRATIVE CLASS:
Net Assets	$3,490	$3,284	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	3,490,278	3,284,179	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
ADVISORY CLASS:
Net Assets	$540,549	$14,296	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	540,533,449	14,295,846	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
PARTICIPANT CLASS:
Net Assets	$901,363	$346	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	901,350,829	345,683	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
CASH MANAGEMENT CLASS:
Net Assets	$18,911	$24,073	$7,490
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	18,906,623	24,073,224	7,490,340
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.0000
SELECT CLASS:
Net Assets	$50	$50	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	50,125	50,122	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Statements of Operations (unaudited)

	Money Market Portfolio (000)		Prime Portfolio (000)		Government Portfolio (000)	Government Securities Portfolio (000)
Investment Income:
Interest	$31,011		$126,194		$650,022	$41,133
Expenses:
Advisory Fees (Note B)	1,745		7,112		40,117	2,557
Administration Fees (Note C)	582		2,371		13,372	852
Professional Fees	54		54		47	53
Transfer Agency Fees (Note E)	52		95		73	9
Custodian Fees (Note F)	41		89		481	28
Registration Fees	37		40		91	216
Trustees' Fees and Expenses	25		109		735	41
Shareholder Reporting Fees	13		13		25	19
Administration Plan Fees — Institutional Select Class (Note D)	—	@	3		103	1
Administration Plan Fees — Investor Class (Note D)	—		—		1,212	— @
Administration Plan Fees — Administrative Class (Note D)	—		—		105	— @
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	—	@	—	@	1,258	42
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	—	@	—		1,918	8,334
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	10		14		7	1
Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	—		—		— @	—
Pricing Fees	5		12		8	2
Other Expenses	21		53		324	52
Expenses Before Non Operating Expenses	2,585		9,965		59,876	12,207
Bank Overdraft Expense	2		—		—	—
Total Expenses	2,587		9,965		59,876	12,207
Waiver of Advisory Fees (Note B)	(748)		(2,507)		(10,540)	(421)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	—		—		—	(4,167)
Net Expenses	1,839		7,458		49,336	7,619
Net Investment Income	29,172		118,736		600,686	33,514
Realized Gain (Loss):
Investments Sold	30		157		(38)	(15)
Change in Unrealized Appreciation (Depreciation):
Investments	482		1,962		—	—
Net Increase in Net Assets Resulting from Operations	$29,684		$120,855		$600,648	$33,499

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Statements of Operations (unaudited)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)		Tax-Exempt Portfolio (000)
Investment Income:
Interest	$216,686	$256,628		$4,287
Expenses:
Advisory Fees (Note B)	13,366	16,099		393
Administration Fees (Note C)	4,455	5,366		131
Professional Fees	50	47		54
Transfer Agency Fees (Note E)	35	42		44
Custodian Fees (Note F)	150	197		8
Registration Fees	57	55		44
Trustees' Fees and Expenses	229	286		6
Shareholder Reporting Fees	11	18		5
Administration Plan Fees — Institutional Select Class (Note D)	69	26		— @
Administration Plan Fees — Investor Class (Note D)	7	6		—
Administration Plan Fees — Administrative Class (Note D)	2	3		—
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	648	30		—
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	2,390	1		—
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	15	26		7
Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	— @	—	@	—
Pricing Fees	2	1		3
Other Expenses	112	120		18
Total Expenses	21,598	22,323		713
Waiver of Advisory Fees (Note B)	(1,811)	(765)		(312)
Net Expenses	19,787	21,558		401
Net Investment Income	196,899	235,070		3,886
Realized Gain (Loss):
Investments Sold	(51)	229		—
Change in Unrealized Appreciation (Depreciation):
Investments	—	—		(9)
Net Increase in Net Assets Resulting from Operations	$196,848	$235,299		$3,877

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Statements of Changes in Net Assets

	Money Market Portfolio		Prime Portfolio
	Six Months Ended April 30, 2019 (unaudited) (000)	Year Ended October 31, 2018 (000)	Six Months Ended April 30, 2019 (unaudited) (000)	Year Ended October 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$29,172	$20,888	$118,736	$116,294
Net Realized Gain	30	39	157	190
Net Change in Unrealized Appreciation (Depreciation)	482	50	1,962	(125)
Net Increase in Net Assets Resulting from Operations	29,684	20,977	120,855	116,359
Dividends and Distributions to Shareholders:
Institutional Class	(29,018)	(20,672)	(118,379)	(115,943)
Institutional Select Class	(1)	(1)	(140)	(243)
Advisory Class	(1)	(1)	(1)	(1)
Participant Class	— @	(1)	—	—
Cash Management Class	(152)	(260)	(216)	(338)
Total Dividends and Distributions to Shareholders	(29,172)	(20,935)	(118,736)	(116,525)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	4,347,392	4,666,048	30,678,309	43,474,677
Distributions Reinvested	23,839	16,541	76,243	71,204
Redeemed	(3,317,014)	(3,594,224)	(27,642,932)	(40,471,729)
Institutional Select Class:
Subscribed	—	—	7,255	230,931
Distributions Reinvested	— @	—	130	142
Redeemed	—	—	(16,596)	(210,715)
Advisory Class:
Subscribed	—	—	—	726
Distributions Reinvested	— @	— @	— @	—
Redeemed	—	(2)	—	(726)
Participant Class:
Distributions Reinvested	— @	—	—	—
Cash Management Class:
Subscribed	—	7,386	—	31,277
Distributions Reinvested	152	257	212	330
Redeemed	(1,938)	(11,625)	(5,352)	(24,820)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,052,431	1,084,381	3,097,269	3,101,297
Total Increase in Net Assets	1,052,943	1,084,423	3,099,388	3,101,131
Net Assets:
Beginning of Period	1,723,924	639,501	7,721,403	4,620,272
End of Period	$2,776,867	$1,723,924	$10,820,791	$7,721,403

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Statements of Changes in Net Assets (cont'd)

	Money Market Portfolio			Prime Portfolio
	Six Months Ended April 30, 2019 (unaudited) (000)		Year Ended October 31, 2018 (000)	Six Months Ended April 30, 2019 (unaudited) (000)	Year Ended October 31, 2018 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	4,344,958		4,664,032	30,660,857	43,453,537
Shares Issued on Distributions Reinvested	23,825		16,534	76,195	71,170
Shares Redeemed	(3,315,116)		(3,592,681)	(27,627,176)	(40,452,122)
Net Increase in Institutional Class Shares Outstanding	1,053,667		1,087,885	3,109,876	3,072,585
Institutional Select Class:
Shares Subscribed	—		—	7,253	230,880
Shares Issued on Distributions Reinvested	—	@@	—	130	142
Shares Redeemed	—		—	(16,591)	(210,667)
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	—	@@	—	(9,208)	20,355
Advisory Class:
Shares Subscribed	—		—	—	726
Shares Issued on Distributions Reinvested	—	@@	— @@	— @@	—
Shares Redeemed	—		(2)	—	(726)
Net Increase (Decrease) in Advisory Class Shares Outstanding	—	@@	(2)	— @@	—
Participant Class:
Shares Issued on Distributions Reinvested	—	@@	—	—	—
Cash Management Class:
Shares Subscribed	—		7,384	—	31,270
Shares Issued on Distributions Reinvested	151		257	212	330
Shares Redeemed	(1,937)		(11,623)	(5,350)	(24,814)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(1,786)		(3,982)	(5,138)	6,786

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Statements of Changes in Net Assets

	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2019 (unaudited) (000)	Year Ended October 31, 2018 (000)	Six Months Ended April 30, 2019 (unaudited) (000)	Year Ended October 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$600,686	$790,459	$33,514	$130,139
Net Realized Gain (Loss)	(38)	3	(15)	106
Net Increase in Net Assets Resulting from Operations	600,648	790,462	33,499	130,245
Dividends and Distributions to Shareholders:
Institutional Class	(551,514)	(728,745)	(407)	(988)
Institutional Select Class	(4,540)	(16,138)	(35)	(1)
Investor Class	(26,219)	(19,159)	(7)	(2)
Administrative Class	(1,470)	(2,268)	(1)	(1)
Advisory Class	(10,115)	(15,110)	(326)	(388)
Participant Class	(6,734)	(8,671)	(32,726)	(128,738)
Cash Management Class	(94)	(368)	(12)	(21)
Select Class	(— @)	(— @)	—	—
Total Dividends and Distributions to Shareholders	(600,686)	(790,459)	(33,514)	(130,139)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	334,896,799	652,089,473	93,203	491,225
Distributions Reinvested	262,309	294,217	281	360
Redeemed	(326,480,687)	(649,564,571)	(88,705)	(510,623)
Institutional Select Class:
Subscribed	4,805,343	9,093,640	100,000	—
Distributions Reinvested	1,341	2,570	— @	—
Redeemed	(5,159,761)	(10,336,186)	(100,000)	—
Investor Class:
Subscribed	2,803,592	4,916,812	2,209	1,312
Distributions Reinvested	850	825	7	1
Redeemed	(2,694,707)	(2,570,247)	(1,981)	(903)
Administrative Class:
Subscribed	209,649	440,868	—	—
Distributions Reinvested	1,088	1,532	— @	—
Redeemed	(265,187)	(430,713)	—	—
Advisory Class:
Subscribed	2,297,275	5,739,851	34,942	98,515
Distributions Reinvested	951	1,609	— @	—
Redeemed	(2,137,817)	(5,854,462)	(35,490)	(102,248)
Participant Class:
Subscribed	809,056	1,416,243	19,431,543	82,677,954
Distributions Reinvested	15	18	32,726	128,739
Redeemed	(769,991)	(1,564,938)	(18,982,178)	(97,792,444)
Cash Management Class:
Subscribed	—	36,892	—	—
Distributions Reinvested	85	353	12	21
Redeemed	(10,174)	(49,551)	(750)	(734)
Select Class:
Distributions Reinvested	— @	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	8,570,029	3,664,235	485,819	(15,008,825)
Total Increase (Decrease) in Net Assets	8,569,991	3,664,238	485,804	(15,008,719)
Net Assets:
Beginning of Period	48,128,891	44,464,653	2,852,221	17,860,940
End of Period	$56,698,882	$48,128,891	$3,338,025	$2,852,221

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Statements of Changes in Net Assets (cont'd)

	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2019 (unaudited) (000)	Year Ended October 31, 2018 (000)	Six Months Ended April 30, 2019 (unaudited) (000)	Year Ended October 31, 2018 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	334,896,799	652,089,473	93,203	491,225
Shares Issued on Distributions Reinvested	262,309	294,217	281	360
Shares Redeemed	(326,480,687)	(649,564,571)	(88,705)	(510,623)
Net Increase (Decrease) in Institutional Class Shares Outstanding	8,678,421	2,819,119	4,779	(19,038)
Institutional Select Class:
Shares Subscribed	4,805,343	9,093,640	100,000	—
Shares Issued on Distributions Reinvested	1,341	2,570	— @@	—
Shares Redeemed	(5,159,761)	(10,336,186)	(100,000)	—
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	(353,077)	(1,239,976)	— @@	—
Investor Class:
Shares Subscribed	2,803,592	4,916,812	2,209	1,312
Shares Issued on Distributions Reinvested	850	825	7	1
Shares Redeemed	(2,694,707)	(2,570,247)	(1,981)	(903)
Net Increase in Investor Class Shares Outstanding	109,735	2,347,390	235	410
Administrative Class:
Shares Subscribed	209,649	440,868	—	—
Shares Issued on Distributions Reinvested	1,088	1,532	— @@	—
Shares Redeemed	(265,187)	(430,713)	—	—
Net Increase (Decrease) in Administrative Class Shares Outstanding	(54,450)	11,687	—	—
Advisory Class:
Shares Subscribed	2,297,275	5,739,851	34,942	98,515
Shares Issued on Distributions Reinvested	951	1,609	— @@	—
Shares Redeemed	(2,137,817)	(5,854,462)	(35,490)	(102,248)
Net Increase (Decrease) in Advisory Class Shares Outstanding	160,409	(113,002)	(548)	(3,733)
Participant Class:
Shares Subscribed	809,056	1,416,243	19,431,543	82,677,954
Shares Issued on Distributions Reinvested	15	18	32,726	128,739
Shares Redeemed	(769,991)	(1,564,938)	(18,982,178)	(97,792,444)
Net Increase (Decrease) in Participant Class Shares Outstanding	39,080	(148,677)	482,091	(14,985,751)
Cash Management Class:
Shares Subscribed	—	36,892	—	—
Shares Issued on Distributions Reinvested	85	353	12	21
Shares Redeemed	(10,174)	(49,551)	(750)	(734)
Net Decrease in Cash Management Class Shares Outstanding	(10,089)	(12,306)	(738)	(713)
Select Class:
Shares Issued on Distributions Reinvested	— @@	—	—	—

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Statements of Changes in Net Assets

	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2019 (unaudited) (000)	Year Ended October 31, 2018 (000)	Six Months Ended April 30, 2019 (unaudited) (000)	Year Ended October 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$196,899	$228,478	$235,070	$292,724
Net Realized Gain (Loss)	(51)	352	229	223
Net Increase in Net Assets Resulting from Operations	196,848	228,830	235,299	292,947
Dividends and Distributions to Shareholders:
Institutional Class	(179,958)	(211,455)	(233,188)	(288,028)
Institutional Select Class	(3,033)	(4,233)	(1,118)	(3,182)
Investor Class	(151)	(211)	(122)	(584)
Administrative Class	(31)	(38)	(46)	(26)
Advisory Class	(5,187)	(6,709)	(238)	(82)
Participant Class	(8,326)	(5,408)	(2)	(3)
Cash Management Class	(213)	(424)	(356)	(819)
Select Class	(— @)	(— @)	(— @)	(— @)
Total Dividends and Distributions to Shareholders	(196,899)	(228,478)	(235,070)	(292,724)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	82,494,761	144,454,302	63,749,006	123,848,813
Distributions Reinvested	82,679	77,551	128,641	141,519
Redeemed	(81,469,530)	(143,163,314)	(61,836,134)	(122,508,055)
Institutional Select Class:
Subscribed	803,299	1,719,123	25,289	99,037
Distributions Reinvested	526	1,055	1,054	3,043
Redeemed	(863,230)	(1,705,319)	(124,979)	(152,365)
Investor Class:
Subscribed	19,929	18,119	2,226	8,134
Distributions Reinvested	95	210	62	563
Redeemed	(12,643)	(35,126)	(41,561)	(32,554)
Administrative Class:
Subscribed	1,031	409	10,085	5,238
Distributions Reinvested	27	29	— @	—
Redeemed	(67)	(2,278)	(9,179)	(2,987)
Advisory Class:
Subscribed	1,802,918	2,785,307	135,340	96,223
Distributions Reinvested	565	457	— @	—
Redeemed	(1,729,998)	(2,897,200)	(133,533)	(85,540)
Participant Class:
Subscribed	1,446,944	1,055,373	296	661
Distributions Reinvested	2	8	2	3
Redeemed	(1,334,651)	(750,783)	(186)	(737)
Cash Management Class:
Subscribed	—	13,166	— @	66,925
Distributions Reinvested	212	415	347	812
Redeemed	(3,589)	(38,155)	(27,462)	(97,403)
Select Class:
Distributions Reinvested	— @	—	— @	—
Net Increase in Net Assets Resulting from Capital Share Transactions	1,239,280	1,533,349	1,879,314	1,391,330
Total Increase in Net Assets	1,239,229	1,533,701	1,879,543	1,391,553
Net Assets:
Beginning of Period	15,414,275	13,880,574	19,938,069	18,546,516
End of Period	$16,653,504	$15,414,275	$21,817,612	$19,938,069

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Statements of Changes in Net Assets (cont'd)

	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2019 (unaudited) (000)	Year Ended October 31, 2018 (000)	Six Months Ended April 30, 2019 (unaudited) (000)	Year Ended October 31, 2018 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	82,494,761	144,454,302	63,749,006	123,848,813
Shares Issued on Distributions Reinvested	82,679	77,551	128,641	141,519
Shares Redeemed	(81,469,530)	(143,163,314)	(61,836,134)	(122,508,055)
Net Increase in Institutional Class Shares Outstanding	1,107,910	1,368,539	2,041,513	1,482,277
Institutional Select Class:
Shares Subscribed	803,299	1,719,123	25,289	99,037
Shares Issued on Distributions Reinvested	526	1,055	1,054	3,043
Shares Redeemed	(863,230)	(1,705,319)	(124,979)	(152,365)
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	(59,405)	14,859	(98,636)	(50,285)
Investor Class:
Shares Subscribed	19,929	18,119	2,226	8,134
Shares Issued on Distributions Reinvested	95	210	62	563
Shares Redeemed	(12,643)	(35,126)	(41,561)	(32,554)
Net Increase (Decrease) in Investor Class Shares Outstanding	7,381	(16,797)	(39,273)	(23,857)
Administrative Class:
Shares Subscribed	1,031	409	10,085	5,238
Shares Issued on Distributions Reinvested	27	29	— @@	—
Shares Redeemed	(67)	(2,278)	(9,179)	(2,987)
Net Increase (Decrease) in Administrative Class Shares Outstanding	991	(1,840)	906	2,251
Advisory Class:
Shares Subscribed	1,802,918	2,785,307	135,340	96,223
Shares Issued on Distributions Reinvested	565	457	— @@	—
Shares Redeemed	(1,729,998)	(2,897,200)	(133,533)	(85,540)
Net Increase (Decrease) in Advisory Class Shares Outstanding	73,485	(111,436)	1,807	10,683
Participant Class:
Shares Subscribed	1,446,944	1,055,373	296	661
Shares Issued on Distributions Reinvested	2	8	2	3
Shares Redeemed	(1,334,651)	(750,783)	(186)	(737)
Net Increase (Decrease) in Participant Class Shares Outstanding	112,295	304,598	112	(73)
Cash Management Class:
Shares Subscribed	—	13,166	— @@	66,925
Shares Issued on Distributions Reinvested	212	415	347	812
Shares Redeemed	(3,589)	(38,155)	(27,462)	(97,403)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(3,377)	(24,574)	(27,115)	(29,666)
Select Class:
Shares Issued on Distributions Reinvested	— @@	—	— @@	—

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Statements of Changes in Net Assets

	Tax-Exempt Portfolio
	Six Months Ended April 30, 2019 (unaudited) (000)	Year Ended October 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3,886	$3,429
Net Change in Unrealized Appreciation (Depreciation)	(9)	1
Net Increase in Net Assets Resulting from Operations	3,877	3,430
Dividends and Distributions to Shareholders:
Institutional Class	(3,824)	(3,271)
Institutional Select Class	(— @)	(1)
Cash Management Class	(62)	(157)
Total Dividends and Distributions to Shareholders	(3,886)	(3,429)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	533,548	794,575
Distributions Reinvested	3,310	2,741
Redeemed	(411,052)	(449,812)
Institutional Select Class:
Distributions Reinvested	— @	—
Cash Management Class:
Subscribed	—	3,625
Distributions Reinvested	59	157
Redeemed	(4,373)	(12,752)
Net Increase in Net Assets Resulting from Capital Share Transactions	121,492	338,534
Total Increase in Net Assets	121,483	338,535
Net Assets:
Beginning of Period	503,569	165,034
End of Period	$625,052	$503,569
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	533,548	794,574
Shares Issued on Distributions Reinvested	3,310	2,741
Shares Redeemed	(411,052)	(449,809)
Net Increase in Institutional Class Shares Outstanding	125,806	347,506
Institutional Select Class:
Shares Issued on Distributions Reinvested	— @@	—
Cash Management Class:
Shares Subscribed	—	3,624
Shares Issued on Distributions Reinvested	59	157
Shares Redeemed	(4,373)	(12,751)
Net Decrease in Cash Management Class Shares Outstanding	(4,314)	(8,970)

@  Amount is less than $500.

@@  Amount is less than 500 shares.
The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Money Market Portfolio:
Institutional Class
Six Months Ended 4/30/19 (unaudited)	$1.0004	$0.0126	(2)	$0.0001	(3)	$(0.0124)		$1.0007	1.28	%(8)
Year Ended 10/31/18	1.0004	0.0190	(2)	(0.0007)		(0.0183)		1.0004	1.84%
Year Ended 10/31/17	1.0002	0.0105	(2)	(0.0001	)(3)	(0.0102)		1.0004	1.05%
Year Ended 10/31/16(1)	1.0000	0.0041	(2)	0.0002	(3)	(0.0041)		1.0002	0.43%
Year Ended 10/31/15	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.14%
Year Ended 10/31/14	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.06%
Institutional Select Class
Six Months Ended 4/30/19 (unaudited)	$1.0002	$0.0122	(2)	$0.0002	(3)	$(0.0121)		$1.0005	1.25	%(8)
Year Ended 10/31/18	1.0002	0.0185	(2)	(0.0007)		(0.0178)		1.0002	1.79%
Year Ended 10/31/17	1.0000	0.0100	(2)	(0.0001	)(3)	(0.0097)		1.0002	1.00%
Year Ended 10/31/16(1)	1.0000	0.0036	(2)	0.0000	(3)	(0.0036)		1.0000	0.36%
Year Ended 10/31/15	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.09%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.02%
Advisory Class
Six Months Ended 4/30/19 (unaudited)	$1.0007	$0.0112	(2)	$0.0002		$(0.0112)		$1.0009	1.14	%(8)
Year Ended 10/31/18	1.0006	0.0165	(2)	(0.0006)		(0.0158)		1.0007	1.60%
Year Ended 10/31/17	1.0004	0.0080	(2)	0.0001	(3)	(0.0079)		1.0006	0.81%
Year Ended 10/31/16(1)	1.0000	0.0017	(2)	0.0004	(3)	(0.0017)		1.0004	0.22%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Participant Class
Six Months Ended 4/30/19 (unaudited)	$1.0003	$0.0099	(2)	$0.0002	(3)	$(0.0099)		$1.0005	1.02	%(8)
Year Ended 10/31/18	1.0002	0.0140	(2)	(0.0006)		(0.0133)		1.0003	1.34%
Year Ended 10/31/17	1.0000	0.0055	(2)	(0.0001	)(3)	(0.0052)		1.0002	0.55%
Year Ended 10/31/16(1)	1.0000	0.0002	(2)(3)	0.0000	(3)	(0.0002	)(3)	1.0000	0.02%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/19 (unaudited)	$1.0002	$0.0117	(2)	$0.0002	(3)	$(0.0117)		$1.0004	1.19	%(8)
Year Ended 10/31/18	1.0001	0.0175	(2)	(0.0006)		(0.0168)		1.0002	1.70%
Year Ended 10/31/17	1.0000	0.0090	(2)	(0.0002	)(3)	(0.0087)		1.0001	0.89%
Year Ended 10/31/16(1)	1.0000	0.0026	(2)	0.0000	(3)	(0.0026)		1.0000	0.26%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Non-Operating Expenses		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Money Market Portfolio:
Institutional Class
Six Months Ended 4/30/19 (unaudited)	$2,764,502	0.16	%(9)	0.16	%(9)	0.22	%(9)	2.51	%(9)	2.45	%(9)
Year Ended 10/31/18	1,709,776	0.15%		N/A		0.25%		1.91%		1.81%
Year Ended 10/31/17	621,369	0.10%		N/A		0.32%		1.06%		0.84%
Year Ended 10/31/16(1)	450,127	0.12%		N/A		0.22%		0.41%		0.31%
Year Ended 10/31/15	3,383,757	0.13%		N/A		0.22%		0.14%		0.05%
Year Ended 10/31/14	2,215,637	0.17%		N/A		0.22%		0.06%		0.01%
Institutional Select Class
Six Months Ended 4/30/19 (unaudited)	$50	0.21	%(4)(9)	0.21	%(4)(9)	0.27	%(9)	2.46	%(9)	2.40	%(9)
Year Ended 10/31/18	50	0.20	%(4)	N/A		0.30%		1.86%		1.76%
Year Ended 10/31/17	50	0.15	%(4)	N/A		0.37%		1.01%		0.79%
Year Ended 10/31/16(1)	50	0.17	%(4)	N/A		0.27%		0.36%		0.26%
Year Ended 10/31/15	50	0.18	%(4)	N/A		0.27%		0.09%		0.00	%(5)
Year Ended 10/31/14	50	0.21	%(4)	N/A		0.27%		0.02%		(0.04)%
Advisory Class
Six Months Ended 4/30/19 (unaudited)	$50	0.41	%(4)(9)	0.41	%(4)(9)	0.47	%(9)	2.26	%(9)	2.20	%(9)
Year Ended 10/31/18	50	0.40	%(4)	N/A		0.50%		1.66%		1.56%
Year Ended 10/31/17	52	0.35	%(4)	N/A		0.57%		0.81%		0.59%
Year Ended 10/31/16(1)	2	0.37	%(4)	N/A		0.47%		0.16%		0.06%
Year Ended 10/31/15	493	0.26	%(4)	N/A		0.47%		0.01%		(0.20)%
Year Ended 10/31/14	437	0.22	%(4)	N/A		0.47%		0.01%		(0.24)%
Participant Class
Six Months Ended 4/30/19 (unaudited)	$50	0.66	%(4)(9)	0.66	%(4)(9)	0.72	%(9)	2.01	%(9)	1.95	%(9)
Year Ended 10/31/18	50	0.65	%(4)	N/A		0.75%		1.41%		1.31%
Year Ended 10/31/17	50	0.60	%(4)	N/A		0.82%		0.56%		0.34%
Year Ended 10/31/16(1)	53	0.53	%(4)	N/A		0.72%		0.00	%(5)	(0.19)%
Year Ended 10/31/15	620	0.26	%(4)	N/A		0.72%		0.01%		(0.45)%
Year Ended 10/31/14	1,981	0.22	%(4)	N/A		0.72%		0.01%		(0.49)%
Cash Management Class
Six Months Ended 4/30/19 (unaudited)	$12,215	0.31	%(4)(9)	0.31	%(4)(9)	0.37	%(9)	2.36	%(9)	2.30	%(9)
Year Ended 10/31/18	13,998	0.30	%(4)	N/A		0.40%		1.76%		1.66%
Year Ended 10/31/17	17,980	0.25	%(4)	N/A		0.47%		0.91%		0.69%
Year Ended 10/31/16(1)	29,654	0.27	%(4)	N/A		0.37%		0.26%		0.16%
Year Ended 10/31/15	23,473	0.26	%(4)	N/A		0.37%		0.01%		(0.10)%
Year Ended 10/31/14	28,575	0.22	%(4)	N/A		0.37%		0.01%		(0.14)%

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Prime Portfolio:
Institutional Class
Six Months Ended 4/30/19 (unaudited)	$1.0005	$0.0127	(2)	$(0.0001	)(3)	$(0.0124)		$1.0007	1.27	%(8)
Year Ended 10/31/18	1.0005	0.0186	(2)	(0.0004	)(3)	(0.0182)		1.0005	1.84%
Year Ended 10/31/17	1.0002	0.0109	(2)	(0.0005)		(0.0101)		1.0005	1.05%
Year Ended 10/31/16(1)	1.0000	0.0036	(2)	0.0002	(3)	(0.0036)		1.0002	0.38%
Year Ended 10/31/15	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.07%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.05%
Institutional Select Class
Six Months Ended 4/30/19 (unaudited)	$1.0003	$0.0122	(2)	$0.0001	(3)	$(0.0121)		$1.0005	1.24	%(8)
Year Ended 10/31/18	1.0000	0.0181	(2)	(0.0001	)(3)	(0.0177)		1.0003	1.82%
Year Ended 10/31/17	1.0005	0.0104	(2)	(0.0033)		(0.0076)		1.0000	0.71%
Year Ended 10/31/16(1)	1.0000	0.0031	(2)	0.0005		(0.0031)		1.0005	0.36%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.02%
Advisory Class
Six Months Ended 4/30/19 (unaudited)	$1.0000	$0.0112	(2)	$0.0002	(3)	$(0.0111)		$1.0003	1.15	%(8)
Year Ended 10/31/18	1.0000	0.0161	(2)	(0.0004	)(3)	(0.0157)		1.0000	1.58%
Year Ended 10/31/17	1.0000	0.0086	(2)	(0.0038)		(0.0048)		1.0000	0.49%
Year Ended 10/31/16(1)	1.0000	0.0013	(2)	0.0000	(3)	(0.0013)		1.0000	0.13%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.02%
Cash Management Class
Six Months Ended 4/30/19 (unaudited)	$1.0003	$0.0116	(2)	$0.0002	(3)	$(0.0116)		$1.0005	1.19	%(8)
Year Ended 10/31/18	1.0003	0.0171	(2)	(0.0004	)(3)	(0.0167)		1.0003	1.69%
Year Ended 10/31/17	1.0000	0.0094	(2)	(0.0005)		(0.0086)		1.0003	0.90%
Year Ended 10/31/16(1)	1.0000	0.0022	(2)	0.0000	(3)	(0.0022)		1.0000	0.22%
Year Ended 10/31/15	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.02%

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Prime Portfolio:
Institutional Class
Six Months Ended 4/30/19 (unaudited)	$10,793,079	0.16	%(9)	0.21	%(9)	2.50	%(9)	2.45	%(9)
Year Ended 10/31/18	7,679,347	0.15%		0.21%		1.87%		1.81%
Year Ended 10/31/17	4,605,363	0.12%		0.23%		1.09%		0.98%
Year Ended 10/31/16(1)	1,872,676	0.18%		0.21%		0.34%		0.31%
Year Ended 10/31/15	18,646,743	0.18%		0.21%		0.07%		0.04%
Year Ended 10/31/14	20,114,751	0.17%		0.21%		0.04%		0.00	%(5)
Institutional Select Class
Six Months Ended 4/30/19 (unaudited)	$11,202	0.21	%(4)(9)	0.26	%(9)	2.45	%(9)	2.40	%(9)
Year Ended 10/31/18	20,410	0.20	%(4)	0.26%		1.82%		1.76%
Year Ended 10/31/17	50	0.17	%(4)	0.28%		1.04%		0.93%
Year Ended 10/31/16(1)	10,036	0.23	%(4)	0.26%		0.29%		0.26%
Year Ended 10/31/15	237,736	0.20	%(4)	0.26%		0.05%		(0.01)%
Year Ended 10/31/14	704,917	0.18	%(4)	0.26%		0.03%		(0.05)%
Advisory Class
Six Months Ended 4/30/19 (unaudited)	$50	0.41	%(4)(9)	0.46	%(9)	2.26	%(9)	2.20	%(9)
Year Ended 10/31/18	50	0.40	%(4)	0.46%		1.62%		1.56%
Year Ended 10/31/17	50	0.37	%(4)	0.48%		0.84%		0.73%
Year Ended 10/31/16(1)	4,471	0.41	%(4)	0.46%		0.11%		0.06%
Year Ended 10/31/15	229,592	0.22	%(4)	0.46%		0.03%		(0.21)%
Year Ended 10/31/14	150,947	0.19	%(4)	0.46%		0.02%		(0.25)%
Cash Management Class
Six Months Ended 4/30/19 (unaudited)	$16,460	0.31	%(4)(9)	0.36	%(9)	2.35	%(9)	2.30	%(9)
Year Ended 10/31/18	21,596	0.30	%(4)	0.36%		1.72%		1.66%
Year Ended 10/31/17	14,809	0.27	%(4)	0.38%		0.94%		0.83%
Year Ended 10/31/16(1)	19,163	0.32	%(4)	0.36%		0.20%		0.16%
Year Ended 10/31/15	23,375	0.22	%(4)	0.36%		0.03%		(0.11)%
Year Ended 10/31/14	8,288	0.20	%(4)	0.36%		0.01%		(0.15)%

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Government Portfolio:
Institutional Class
Six Months Ended 4/30/19 (unaudited)	$1.000	$0.011	(2)	$0.000	(3)	$(0.011)		$1.000	1.13	%(8)
Year Ended 10/31/18	1.000	0.016	(2)	(0.001)		(0.015)		1.000	1.55%
Year Ended 10/31/17	1.000	0.006	(2)	0.001		(0.007)		1.000	0.65%
Year Ended 10/31/16(1)	1.000	0.002	(2)	(0.000	)(3)	(0.002)		1.000	0.23%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Institutional Select Class
Six Months Ended 4/30/19 (unaudited)	$1.000	$0.011	(2)	$0.000	(3)	$(0.011)		$1.000	1.10	%(8)
Year Ended 10/31/18	1.000	0.015	(2)	0.000	(3)	(0.015)		1.000	1.50%
Year Ended 10/31/17	1.000	0.006	(2)	0.000	(3)	(0.006)		1.000	0.60%
Year Ended 10/31/16(1)	1.000	0.002	(2)	(0.000	)(3)	(0.002)		1.000	0.18%
Year Ended 10/31/15	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Investor Class
Six Months Ended 4/30/19 (unaudited)	$1.000	$0.011	(2)	$0.000	(3)	$(0.011)		$1.000	1.08	%(8)
Year Ended 10/31/18	1.000	0.015	(2)	(0.001)		(0.014)		1.000	1.45%
Year Ended 10/31/17	1.000	0.005	(2)	0.001		(0.006)		1.000	0.55%
Year Ended 10/31/16(1)	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.14%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Administrative Class
Six Months Ended 4/30/19 (unaudited)	$1.000	$0.011	(2)	$(0.000	)(3)	$(0.011)		$1.000	1.05	%(8)
Year Ended 10/31/18	1.000	0.014	(2)	0.000	(3)	(0.014)		1.000	1.40%
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.50%
Year Ended 10/31/16(1)	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.10%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.04%
Advisory Class
Six Months Ended 4/30/19 (unaudited)	$1.000	$0.010	(2)	$0.000	(3)	$(0.010)		$1.000	1.00	%(8)
Year Ended 10/31/18	1.000	0.013	(2)	0.000	(3)	(0.013)		1.000	1.30%
Year Ended 10/31/17	1.000	0.004	(2)	0.000	(3)	(0.004)		1.000	0.40%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.02%
Year Ended 10/31/15	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Participant Class
Six Months Ended 4/30/19 (unaudited)	$1.000	$0.009	(2)	$0.000	(3)	$(0.009)		$1.000	0.88	%(8)
Year Ended 10/31/18	1.000	0.011	(2)	(0.001)		(0.010)		1.000	1.04%
Year Ended 10/31/17	1.000	0.001	(2)	0.001		(0.002)		1.000	0.19%
Year Ended 10/31/16(1)	1.000	(0.000	)(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.04%
Cash Management Class
Six Months Ended 4/30/19 (unaudited)	$1.000	$0.010	(2)	$0.000	(3)	$(0.010)		$1.000	1.05	%(8)
Year Ended 10/31/18	1.000	0.014	(2)	0.000	(3)	(0.014)		1.000	1.40%
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.50%
Year Ended 10/31/16(1)	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.10%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.04%
Select Class
Six Months Ended 4/30/19 (unaudited)	$1.000	$0.007	(2)	$0.000	(3)	$(0.007)		$1.000	0.73	%(8)
Year Ended 10/31/18	1.000	0.008	(2)	(0.001)		(0.007)		1.000	0.74%
Year Ended 10/31/17	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.04%
For the Period Ended 10/31/16(1)	1.000	0.001	(2)	(0.001)		(0.000	)(3)	1.000	0.01	%(8)

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Government Portfolio:
Institutional Class
Six Months Ended 4/30/19 (unaudited)	$51,578,450	0.17	%(9)	0.21	%(9)	2.26	%(9)	2.22	%(9)
Year Ended 10/31/18	42,900,056	0.17%		0.21%		1.55%		1.51%
Year Ended 10/31/17	40,080,925	0.18%		0.21%		0.63%		0.60%
Year Ended 10/31/16(1)	49,883,028	0.17%		0.21%		0.22%		0.18%
Year Ended 10/31/15	38,645,857	0.08%		0.21%		0.04%		(0.09)%
Year Ended 10/31/14	29,191,916	0.04%		0.21%		0.04%		(0.13)%
Institutional Select Class
Six Months Ended 4/30/19 (unaudited)	$397,440	0.22	%(4)(9)	0.26	%(9)	2.21	%(9)	2.17	%(9)
Year Ended 10/31/18	750,517	0.22	%(4)	0.26%		1.50%		1.46%
Year Ended 10/31/17	1,990,491	0.23	%(4)	0.26%		0.58%		0.55%
Year Ended 10/31/16(1)	1,620,891	0.22	%(4)	0.26%		0.17%		0.13%
Year Ended 10/31/15	556,034	0.08	%(4)	0.26%		0.04%		(0.14)%
Year Ended 10/31/14	744,944	0.04	%(4)	0.26%		0.04%		(0.18)%
Investor Class
Six Months Ended 4/30/19 (unaudited)	$2,536,429	0.27	%(4)(9)	0.31	%(9)	2.16	%(9)	2.12	%(9)
Year Ended 10/31/18	2,426,700	0.27	%(4)	0.31%		1.45%		1.41%
Year Ended 10/31/17	79,317	0.28	%(4)	0.31%		0.53%		0.50%
Year Ended 10/31/16(1)	39,589	0.26	%(4)	0.31%		0.13%		0.08%
Year Ended 10/31/15	42,230	0.08	%(4)	0.31%		0.04%		(0.19)%
Year Ended 10/31/14	65,642	0.04	%(4)	0.31%		0.04%		(0.23)%
Administrative Class
Six Months Ended 4/30/19 (unaudited)	$126,946	0.32	%(4)(9)	0.36	%(9)	2.11	%(9)	2.07	%(9)
Year Ended 10/31/18	181,397	0.32	%(4)	0.36%		1.40%		1.36%
Year Ended 10/31/17	169,710	0.33	%(4)	0.36%		0.48%		0.45%
Year Ended 10/31/16(1)	23,887	0.32	%(4)	0.36%		0.07%		0.03%
Year Ended 10/31/15	497	0.08	%(4)	0.36%		0.04%		(0.24)%
Year Ended 10/31/14	17,251	0.04	%(4)	0.36%		0.04%		(0.28)%
Advisory Class
Six Months Ended 4/30/19 (unaudited)	$1,243,364	0.42	%(4)(9)	0.46	%(9)	2.01	%(9)	1.97	%(9)
Year Ended 10/31/18	1,082,958	0.42	%(4)	0.46%		1.30%		1.26%
Year Ended 10/31/17	1,195,962	0.43	%(4)	0.46%		0.38%		0.35%
Year Ended 10/31/16(1)	1,152,411	0.35	%(4)	0.46%		0.04%		(0.07)%
Year Ended 10/31/15	2,172,211	0.08	%(4)	0.46%		0.04%		(0.34)%
Year Ended 10/31/14	1,032,529	0.04	%(4)	0.46%		0.04%		(0.38)%
Participant Class
Six Months Ended 4/30/19 (unaudited)	$810,065	0.67	%(4)(9)	0.71	%(9)	1.76	%(9)	1.72	%(9)
Year Ended 10/31/18	770,987	0.67	%(4)	0.71%		1.05%		1.01%
Year Ended 10/31/17	919,665	0.68	%(4)	0.71%		0.13%		0.10%
Year Ended 10/31/16(1)	1,733	0.43	%(4)	0.71%		(0.04)%		(0.32)%
Year Ended 10/31/15	50	0.08	%(4)	0.71%		0.04%		(0.59)%
Year Ended 10/31/14	50	0.04	%(4)	0.71%		0.04%		(0.63)%
Cash Management Class
Six Months Ended 4/30/19 (unaudited)	$6,138	0.32	%(4)(9)	0.36	%(9)	2.11	%(9)	2.07	%(9)
Year Ended 10/31/18	16,226	0.32	%(4)	0.36%		1.40%		1.36%
Year Ended 10/31/17	28,533	0.33	%(4)	0.36%		0.48%		0.45%
Year Ended 10/31/16(1)	131,640	0.30	%(4)	0.36%		0.09%		0.03%
Year Ended 10/31/15	143,092	0.08	%(4)	0.36%		0.04%		(0.24)%
Year Ended 10/31/14	160,921	0.04	%(4)	0.36%		0.04%		(0.28)%
Select Class
Six Months Ended 4/30/19 (unaudited)	$50	0.97	%(4)(9)	1.01	%(9)	1.46	%(9)	1.42	%(9)
Year Ended 10/31/18	50	0.97	%(4)	1.01%		0.75%		0.71%
Year Ended 10/31/17	50	0.79	%(4)	1.01%		0.02%		(0.20)%
For the Period Ended 10/31/16(1)	50	0.43	%(4)(9)	1.01	%(9)	(0.04	)%(9)	(0.62	)%(9)

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Government Securities Portfolio:
Institutional Class
Six Months Ended 4/30/19 (unaudited)	$1.000	$0.011	(2)	$0.000	(3)	$(0.011)		$1.000	1.10	%(8)
Year Ended 10/31/18	1.000	0.013	(2)	0.002		(0.015)		1.000	1.47%
Year Ended 10/31/17	1.000	0.006	(2)	0.000	(3)	(0.006)		1.000	0.60%
Year Ended 10/31/16(1)	1.000	0.002	(2)	(0.001)		(0.001)		1.000	0.14%
Year Ended 10/31/15	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Institutional Select Class
Six Months Ended 4/30/19 (unaudited)	$1.000	$0.011	(2)	$0.000	(3)	$(0.011)		$1.000	1.07	%(8)
Year Ended 10/31/18	1.000	0.012	(2)	0.002		(0.014)		1.000	1.43%
Year Ended 10/31/17	1.000	0.006	(2)	0.000	(3)	(0.006)		1.000	0.55%
Year Ended 10/31/16(1)	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.10%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Investor Class
Six Months Ended 4/30/19 (unaudited)	$1.000	$0.011	(2)	$(0.001)		$(0.010)		$1.000	1.05	%(8)
Year Ended 10/31/18	1.000	0.012	(2)	0.002		(0.014)		1.000	1.37%
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.50%
Year Ended 10/31/16(1)	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.06%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Administrative Class
Six Months Ended 4/30/19 (unaudited)	$1.000	$0.010	(2)	$0.000	(3)	$(0.010)		$1.000	1.02	%(8)
Year Ended 10/31/18	1.000	0.011	(2)	0.002		(0.013)		1.000	1.32%
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.45%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.02%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Advisory Class
Six Months Ended 4/30/19 (unaudited)	$1.000	$0.099	(2)	$0.001		$(0.010)		$1.000	0.97	%(8)
Year Ended 10/31/18	1.000	0.010	(2)	0.002		(0.012)		1.000	1.22%
Year Ended 10/31/17	1.000	0.004	(2)	0.000	(3)	(0.004)		1.000	0.35%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Participant Class
Six Months Ended 4/30/19 (unaudited)	$1.000	$0.010	(2)	$0.000	(3)	$(0.010)		$1.000	0.97	%(8)
Year Ended 10/31/18	1.000	0.011	(2)	0.001		(0.012)		1.000	1.22%
Year Ended 10/31/17	1.000	0.004	(2)	0.000	(3)	(0.004)		1.000	0.36%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/19 (unaudited)	$1.000	$0.010	(2)	$0.000	(3)	$(0.010)		$1.000	1.03	%(8)
Year Ended 10/31/18	1.000	0.011	(2)	0.002		(0.013)		1.000	1.32%
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.45%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.02%
Year Ended 10/31/15	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Government Securities Portfolio:
Institutional Class
Six Months Ended 4/30/19 (unaudited)	$38,631	0.20	%(9)	0.22	%(9)	2.21	%(9)	2.19	%(9)
Year Ended 10/31/18	33,852	0.20%		0.21%		1.30%		1.29%
Year Ended 10/31/17	52,889	0.20%		0.22%		0.57%		0.55%
Year Ended 10/31/16(1)	65,792	0.18%		0.21%		0.17%		0.14%
Year Ended 10/31/15	21,314	0.05%		0.86%		0.01%		(0.80)%
Year Ended 10/31/14	45,487	0.03%		0.54%		0.01%		(0.50)%
Institutional Select Class
Six Months Ended 4/30/19 (unaudited)	$50	0.25	%(4)(9)	0.27	%(9)	2.16	%(9)	2.14	%(9)
Year Ended 10/31/18	50	0.25	%(4)	0.26%		1.25%		1.24%
Year Ended 10/31/17	50	0.25	%(4)	0.27%		0.52%		0.50%
Year Ended 10/31/16(1)	50	0.23	%(4)	0.26%		0.12%		0.09%
Year Ended 10/31/15	50	0.05	%(4)	0.91%		0.01%		(0.85)%
Year Ended 10/31/14	50	0.03	%(4)	0.59%		0.01%		(0.55)%
Investor Class
Six Months Ended 4/30/19 (unaudited)	$695	0.30	%(4)(9)	0.32	%(9)	2.11	%(9)	2.09	%(9)
Year Ended 10/31/18	460	0.30	%(4)	0.31%		1.20%		1.19%
Year Ended 10/31/17	50	0.30	%(4)	0.32%		0.47%		0.45%
Year Ended 10/31/16(1)	50	0.27	%(4)	0.31%		0.08%		0.04%
Year Ended 10/31/15	50	0.05	%(4)	0.96%		0.01%		(0.90)%
Year Ended 10/31/14	50	0.03	%(4)	0.64%		0.01%		(0.60)%
Administrative Class
Six Months Ended 4/30/19 (unaudited)	$50	0.35	%(4)(9)	0.37	%(9)	2.06	%(9)	2.04	%(9)
Year Ended 10/31/18	50	0.35	%(4)	0.36%		1.15%		1.14%
Year Ended 10/31/17	50	0.35	%(4)	0.37%		0.42%		0.40%
Year Ended 10/31/16(1)	50	0.30	%(4)	0.35%		0.05%		0.00	%(5)
Year Ended 10/31/15	50	0.05	%(4)	1.01%		0.01%		(0.95)%
Year Ended 10/31/14	50	0.03	%(4)	0.69%		0.01%		(0.65)%
Advisory Class
Six Months Ended 4/30/19 (unaudited)	$35,395	0.45	%(4)(9)	0.47	%(9)	1.96	%(9)	1.94	%(9)
Year Ended 10/31/18	35,943	0.45	%(4)	0.46%		1.05%		1.04%
Year Ended 10/31/17	39,676	0.45	%(4)	0.47%		0.32%		0.30%
Year Ended 10/31/16(1)	50	0.31	%(4)	0.46%		0.04%		(0.11)%
Year Ended 10/31/15	50	0.05	%(4)	1.11%		0.01%		(1.05)%
Year Ended 10/31/14	50	0.03	%(4)	0.79%		0.01%		(0.75)%
Participant Class
Six Months Ended 4/30/19 (unaudited)	$3,262,558	0.45	%(4)(9)	0.72	%(9)	1.96	%(9)	1.69	%(9)
Year Ended 10/31/18	2,780,482	0.45	%(4)	0.71%		1.05%		0.79%
Year Ended 10/31/17	17,766,128	0.44	%(4)	0.72%		0.33%		0.05%
Year Ended 10/31/16(1)	23,770,200	0.34	%(4)	0.71%		0.01%		(0.36)%
Year Ended 10/31/15	50	0.05	%(4)	1.36%		0.01%		(1.30)%
Year Ended 10/31/14	50	0.03	%(4)	1.04%		0.01%		(1.00)%
Cash Management Class
Six Months Ended 4/30/19 (unaudited)	$646	0.35	%(4)(9)	0.37	%(9)	2.06	%(9)	2.04	%(9)
Year Ended 10/31/18	1,384	0.35	%(4)	0.36%		1.15%		1.14%
Year Ended 10/31/17	2,097	0.35	%(4)	0.37%		0.42%		0.40%
Year Ended 10/31/16(1)	5,315	0.31	%(4)	0.36%		0.04%		(0.01)%
Year Ended 10/31/15	1,426	0.05	%(4)	1.01%		0.01%		(0.95)%
Year Ended 10/31/14	9,177	0.03	%(4)	0.69%		0.01%		(0.65)%

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Treasury Portfolio:
Institutional Class
Six Months Ended 4/30/19 (unaudited)	$1.000	$0.011	(2)	$0.000	(3)	$(0.011)		$1.000	1.12	%(8)
Year Ended 10/31/18	1.000	0.015	(2)	0.000	(3)	(0.015)		1.000	1.55%
Year Ended 10/31/17	1.000	0.006	(2)	0.000	(3)	(0.006)		1.000	0.63%
Year Ended 10/31/16(1)	1.000	0.002	(2)	(0.000	)(3)	(0.002)		1.000	0.19%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Institutional Select Class
Six Months Ended 4/30/19 (unaudited)	$1.000	$0.011	(2)	$0.000	(3)	$(0.011)		$1.000	1.09	%(8)
Year Ended 10/31/18	1.000	0.015	(2)	0.000	(3)	(0.015)		1.000	1.50%
Year Ended 10/31/17	1.000	0.006	(2)	0.000	(3)	(0.006)		1.000	0.58%
Year Ended 10/31/16(1)	1.000	0.002	(2)	(0.000	)(3)	(0.002)		1.000	0.15%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Investor Class
Six Months Ended 4/30/19 (unaudited)	$1.000	$0.010	(2)	$0.001		$(0.011)		$1.000	1.07	%(8)
Year Ended 10/31/18	1.000	0.014	(2)	0.000	(3)	(0.014)		1.000	1.45%
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.53%
Year Ended 10/31/16(1)	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.10%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.03%
Administrative Class
Six Months Ended 4/30/19 (unaudited)	$1.000	$0.011	(2)	$(0.001)		$(0.010)		$1.000	1.04	%(8)
Year Ended 10/31/18	1.000	0.014	(2)	0.000	(3)	(0.014)		1.000	1.39%
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.48%
Year Ended 10/31/16(1)	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.06%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Advisory Class
Six Months Ended 4/30/19 (unaudited)	$1.000	$0.010	(2)	$0.000	(3)	$(0.010)		$1.000	0.99	%(8)
Year Ended 10/31/18	1.000	0.013	(2)	0.000	(3)	(0.013)		1.000	1.29%
Year Ended 10/31/17	1.000	0.004	(2)	0.000	(3)	(0.004)		1.000	0.38%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Participant Class
Six Months Ended 4/30/19 (unaudited)	$1.000	$0.009	(2)	$0.000	(3)	$(0.009)		$1.000	0.87	%(8)
Year Ended 10/31/18	1.000	0.010	(2)	0.000	(3)	(0.010)		1.000	1.04%
Year Ended 10/31/17	1.000	0.001	(2)	0.001		(0.002)		1.000	0.19%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.03%
Cash Management Class
Six Months Ended 4/30/19 (unaudited)	$1.000	$0.010	(2)	$0.000	(3)	$(0.010)		$1.000	1.04	%(8)
Year Ended 10/31/18	1.000	0.014	(2)	0.000	(3)	(0.014)		1.000	1.39%
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.48%
Year Ended 10/31/16(1)	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.06%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Select Class
Six Months Ended 4/30/19 (unaudited)	$1.000	$0.007	(2)	$0.000	(3)	$(0.007)		$1.000	0.72	%(8)
Year Ended 10/31/18	1.000	0.007	(2)	0.000	(3)	(0.007)		1.000	0.74%
Year Ended 10/31/17	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.04%
For the Period Ended 10/31/16(1)	1.000	0.001	(2)	(0.001)		(0.000	)(3)	1.000	0.00	%(5)(8)
The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Portfolio:
Institutional Class
Six Months Ended 4/30/19 (unaudited)	$14,900,691	0.19	%(9)	0.21	%(9)	2.24	%(9)	2.22	%(9)
Year Ended 10/31/18	13,792,827	0.19%		0.21%		1.53%		1.51%
Year Ended 10/31/17	12,423,969	0.18%		0.21%		0.61%		0.58%
Year Ended 10/31/16(1)	18,311,699	0.17%		0.21%		0.19%		0.15%
Year Ended 10/31/15	16,333,431	0.05%		0.21%		0.03%		(0.13)%
Year Ended 10/31/14	16,880,789	0.03%		0.21%		0.03%		(0.15)%
Institutional Select Class
Six Months Ended 4/30/19 (unaudited)	$271,623	0.24	%(4)(9)	0.26	%(9)	2.19	%(9)	2.17	%(9)
Year Ended 10/31/18	331,029	0.24	%(4)	0.26%		1.48%		1.46%
Year Ended 10/31/17	316,164	0.23	%(4)	0.26%		0.56%		0.53%
Year Ended 10/31/16(1)	269,931	0.21	%(4)	0.26%		0.15%		0.10%
Year Ended 10/31/15	439,605	0.05	%(4)	0.26%		0.03%		(0.18)%
Year Ended 10/31/14	434,565	0.03	%(4)	0.26%		0.03%		(0.20)%
Investor Class
Six Months Ended 4/30/19 (unaudited)	$16,827	0.29	%(4)(9)	0.31	%(9)	2.14	%(9)	2.12	%(9)
Year Ended 10/31/18	9,446	0.29	%(4)	0.31%		1.43%		1.41%
Year Ended 10/31/17	26,243	0.28	%(4)	0.31%		0.51%		0.48%
Year Ended 10/31/16(1)	21,719	0.26	%(4)	0.31%		0.10%		0.05%
Year Ended 10/31/15	29,347	0.05	%(4)	0.31%		0.03%		(0.23)%
Year Ended 10/31/14	52,366	0.03	%(4)	0.31%		0.03%		(0.25)%
Administrative Class
Six Months Ended 4/30/19 (unaudited)	$3,490	0.34	%(4)(9)	0.36	%(9)	2.09	%(9)	2.07	%(9)
Year Ended 10/31/18	2,500	0.34	%(4)	0.36%		1.38%		1.36%
Year Ended 10/31/17	4,340	0.33	%(4)	0.36%		0.46%		0.43%
Year Ended 10/31/16(1)	1,842	0.32	%(4)	0.36%		0.04%		0.00	%(5)
Year Ended 10/31/15	50	0.05	%(4)	0.36%		0.03%		(0.28)%
Year Ended 10/31/14	50	0.03	%(4)	0.36%		0.03%		(0.30)%
Advisory Class
Six Months Ended 4/30/19 (unaudited)	$540,549	0.44	%(4)(9)	0.46	%(9)	1.99	%(9)	1.97	%(9)
Year Ended 10/31/18	467,066	0.44	%(4)	0.46%		1.28%		1.26%
Year Ended 10/31/17	578,488	0.43	%(4)	0.46%		0.36%		0.33%
Year Ended 10/31/16(1)	543,850	0.35	%(4)	0.46%		0.01%		(0.10)%
Year Ended 10/31/15	996,049	0.05	%(4)	0.46%		0.03%		(0.38)%
Year Ended 10/31/14	762,077	0.03	%(4)	0.46%		0.03%		(0.40)%
Participant Class
Six Months Ended 4/30/19 (unaudited)	$901,363	0.69	%(4)(9)	0.71	%(9)	1.74	%(9)	1.72	%(9)
Year Ended 10/31/18	789,069	0.69	%(4)	0.71%		1.03%		1.01%
Year Ended 10/31/17	484,458	0.68	%(4)	0.71%		0.11%		0.08%
Year Ended 10/31/16(1)	2,881	0.36	%(4)	0.71%		0.00	%(5)	(0.35)%
Year Ended 10/31/15	180	0.05	%(4)	0.71%		0.03%		(0.63)%
Year Ended 10/31/14	89	0.03	%(4)	0.71%		0.03%		(0.65)%
Cash Management Class
Six Months Ended 4/30/19 (unaudited)	$18,911	0.34	%(4)(9)	0.36	%(9)	2.09	%(9)	2.07	%(9)
Year Ended 10/31/18	22,288	0.34	%(4)	0.36%		1.38%		1.36%
Year Ended 10/31/17	46,862	0.33	%(4)	0.36%		0.46%		0.43%
Year Ended 10/31/16(1)	62,228	0.30	%(4)	0.36%		0.06%		0.00	%(5)
Year Ended 10/31/15	55,377	0.05	%(4)	0.36%		0.03%		(0.28)%
Year Ended 10/31/14	89,496	0.03	%(4)	0.36%		0.03%		(0.30)%
Select Class
Six Months Ended 4/30/19 (unaudited)	$50	0.99	%(4)(9)	1.01	%(9)	1.44	%(9)	1.42	%(9)
Year Ended 10/31/18	50	0.99%		1.01%		0.73%		0.71%
Year Ended 10/31/17	50	0.78	%(4)	1.01%		0.01%		(0.22)%
For the Period Ended 10/31/16(1)	50	0.38	%(4)(9)	1.01	%(9)	(0.02	)%(9)	(0.65	)%(9)

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Treasury Securities Portfolio:
Institutional Class
Six Months Ended 4/30/19 (unaudited)	$1.000	$0.011	(2)	$0.000	(3)	$(0.011)		$1.000	1.09	%(8)
Year Ended 10/31/18	1.000	0.015	(2)	(0.000	)(3)	(0.015)		1.000	1.51%
Year Ended 10/31/17	1.000	0.006	(2)	0.000	(3)	(0.006)		1.000	0.60%
Year Ended 10/31/16(1)	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.14%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Institutional Select Class
Six Months Ended 4/30/19 (unaudited)	$1.000	$0.011	(2)	$0.000	(3)	$(0.011)		$1.000	1.07	%(8)
Year Ended 10/31/18	1.000	0.015	(2)	(0.000	)(3)	(0.015)		1.000	1.46%
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.55%
Year Ended 10/31/16(1)	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.10%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Investor Class
Six Months Ended 4/30/19 (unaudited)	$1.000	$0.010	(2)	$0.000	(3)	$(0.010)		$1.000	1.04	%(8)
Year Ended 10/31/18	1.000	0.014	(2)	(0.000	)(3)	(0.014)		1.000	1.41%
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.50%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	0.001		(0.001)		1.000	0.06%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Administrative Class
Six Months Ended 4/30/19 (unaudited)	$1.000	$0.010	(2)	$0.000	(3)	$(0.010)		$1.000	1.02	%(8)
Year Ended 10/31/18	1.000	0.014	(2)	(0.000	)(3)	(0.014)		1.000	1.36%
Year Ended 10/31/17	1.000	0.004	(2)	0.000	(3)	(0.004)		1.000	0.45%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Advisory Class
Six Months Ended 4/30/19 (unaudited)	$1.000	$0.010	(2)	$0.000	(3)	$(0.010)		$1.000	0.97	%(8)
Year Ended 10/31/18	1.000	0.013	(2)	(0.000	)(3)	(0.013)		1.000	1.26%
Year Ended 10/31/17	1.000	0.004	(2)	(0.000	)(3)	(0.004)		1.000	0.35%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Participant Class
Six Months Ended 4/30/19 (unaudited)	$1.000	$0.009	(2)	$(0.001)		$(0.008)		$1.000	0.84	%(8)
Year Ended 10/31/18	1.000	0.010	(2)	(0.000	)(3)	(0.010)		1.000	1.00%
Year Ended 10/31/17	1.000	0.002	(2)	0.000	(3)	(0.002)		1.000	0.16%
Year Ended 10/31/16(1)	1.000	(0.000	)(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/19 (unaudited)	$1.000	$0.010	(2)	$0.000	(3)	$(0.010)		$1.000	1.02	%(8)
Year Ended 10/31/18	1.000	0.014	(2)	(0.000	)(3)	(0.014)		1.000	1.36%
Year Ended 10/31/17	1.000	0.004	(2)	0.000	(3)	(0.004)		1.000	0.45%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.02%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Select Class
Six Months Ended 4/30/19 (unaudited)	$1.000	$0.007	(2)	$0.000	(3)	$(0.007)		$1.000	0.69	%(8)
Year Ended 10/31/18	1.000	0.007	(2)	(0.000	)(3)	(0.007)		1.000	0.70%
Year Ended 10/31/17	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.02%
Year Ended 10/31/16(1)	1.000	0.001	(2)	(0.001)		(0.000	)(3)	1.000	0.00	%(5)(8)

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Securities Portfolio:
Institutional Class
Six Months Ended 4/30/19 (unaudited)	$21,684,590	0.20	%(9)	0.21	%(9)	2.19	%(9)	2.18	%(9)
Year Ended 10/31/18	19,642,850	0.20%		0.21%		1.51%		1.50%
Year Ended 10/31/17	18,160,353	0.19%		0.21%		0.59%		0.57%
Year Ended 10/31/16(1)	19,382,045	0.17%		0.21%		0.15%		0.11%
Year Ended 10/31/15	14,113,772	0.02%		0.21%		0.01%		(0.18)%
Year Ended 10/31/14	5,352,337	0.02%		0.21%		0.02%		(0.17)%
Institutional Select Class
Six Months Ended 4/30/19 (unaudited)	$90,923	0.25	%(4)(9)	0.26	%(9)	2.14	%(9)	2.13	%(9)
Year Ended 10/31/18	189,558	0.25	%(4)	0.26%		1.46%		1.45%
Year Ended 10/31/17	239,841	0.24	%(4)	0.26%		0.54%		0.52%
Year Ended 10/31/16(1)	277,773	0.21	%(4)	0.26%		0.11%		0.06%
Year Ended 10/31/15	1,989,121	0.02	%(4)	0.26%		0.01%		(0.23)%
Year Ended 10/31/14	143,946	0.02	%(4)	0.26%		0.02%		(0.22)%
Investor Class
Six Months Ended 4/30/19 (unaudited)	$50	0.30	%(4)(9)	0.31	%(9)	2.09	%(9)	2.08	%(9)
Year Ended 10/31/18	39,323	0.30	%(4)	0.31%		1.41%		1.40%
Year Ended 10/31/17	63,180	0.29	%(4)	0.31%		0.49%		0.47%
Year Ended 10/31/16(1)	67,007	0.27	%(4)	0.31%		0.05%		0.01%
Year Ended 10/31/15	50	0.02	%(4)	0.31%		0.01%		(0.28)%
Year Ended 10/31/14	50	0.02	%(4)	0.31%		0.02%		(0.27)%
Administrative Class
Six Months Ended 4/30/19 (unaudited)	$3,284	0.35	%(4)(9)	0.36	%(9)	2.04	%(9)	2.03	%(9)
Year Ended 10/31/18	2,378	0.35	%(4)	0.36%		1.36%		1.35%
Year Ended 10/31/17	127	0.34	%(4)	0.36%		0.44%		0.42%
Year Ended 10/31/16(1)	50	0.29	%(4)	0.36%		0.03%		(0.04)%
Year Ended 10/31/15	50	0.02	%(4)	0.36%		0.01%		(0.33)%
Year Ended 10/31/14	50	0.02	%(4)	0.36%		0.02%		(0.32)%
Advisory Class
Six Months Ended 4/30/19 (unaudited)	$14,296	0.45	%(4)(9)	0.46	%(9)	1.94	%(9)	1.93	%(9)
Year Ended 10/31/18	12,489	0.45	%(4)	0.46%		1.26%		1.25%
Year Ended 10/31/17	1,806	0.42	%(4)	0.46%		0.36%		0.32%
Year Ended 10/31/16(1)	53,009	0.31	%(4)	0.46%		0.01%		(0.14)%
Year Ended 10/31/15	11,150	0.02	%(4)	0.46%		0.01%		(0.43)%
Year Ended 10/31/14	5,279	0.02	%(4)	0.46%		0.02%		(0.42)%
Participant Class
Six Months Ended 4/30/19 (unaudited)	$346	0.70	%(4)(9)	0.71	%(9)	1.69	%(9)	1.68	%(9)
Year Ended 10/31/18	234	0.70	%(4)	0.71%		1.01%		1.00%
Year Ended 10/31/17	307	0.62	%(4)	0.71%		0.16%		0.07%
Year Ended 10/31/16(1)	689	0.33	%(4)	0.71%		(0.01)%		(0.39)%
Year Ended 10/31/15	50	0.02	%(4)	0.71%		0.01%		(0.68)%
Year Ended 10/31/14	50	0.02	%(4)	0.71%		0.02%		(0.67)%
Cash Management Class
Six Months Ended 4/30/19 (unaudited)	$24,073	0.35	%(4)(9)	0.36	%(9)	2.04	%(9)	2.03	%(9)
Year Ended 10/31/18	51,187	0.35	%(4)	0.36%		1.36%		1.35%
Year Ended 10/31/17	80,852	0.34	%(4)	0.36%		0.44%		0.42%
Year Ended 10/31/16(1)	99,031	0.29	%(4)	0.36%		0.03%		(0.04)%
Year Ended 10/31/15	78,516	0.02	%(4)	0.36%		0.01%		(0.33)%
Year Ended 10/31/14	96,708	0.02	%(4)	0.36%		0.02%		(0.32)%
Select Class
Six Months Ended 4/30/19 (unaudited)	$50	1.00	%(4)(9)	1.01	%(9)	1.39	%(9)	1.38	%(9)
Year Ended 10/31/18	50	1.00	%(4)	1.01%		0.71%		0.70%
Year Ended 10/31/17	50	0.76	%(4)	1.01%		0.02%		(0.23)%
Year Ended 10/31/16(1)	50	0.34	%(4)(9)	1.01	%(9)	(0.02	)%(9)	(0.69	)%(9)

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Tax-Exempt Portfolio:
Institutional Class
Six Months Ended 4/30/19 (unaudited)	$1.0000	$0.0074	(2)	$0.0000	(3)	$(0.0074)		$1.0000	0.74	%(8)
Year Ended 10/31/18	1.0000	0.0118	(2)	(0.0003	)(3)	(0.0115)		1.0000	1.16%
Year Ended 10/31/17	1.0000	0.0059	(2)	(0.0002	)(3)	(0.0057)		1.0000	0.57%
Year Ended 10/31/16(1)	1.0000	0.0014	(2)	0.0026		(0.0040	)(7)	1.0000	0.40%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Institutional Select Class
Six Months Ended 4/30/19 (unaudited)	$1.0000	$0.0071	(2)	$(0.0000	)(3)	$(0.0071)		$1.0000	0.72	%(8)
Year Ended 10/31/18	1.0000	0.0113	(2)	(0.0003	)(3)	(0.0110)		1.0000	1.10%
Year Ended 10/31/17	1.0000	0.0054	(2)	(0.0002	)(3)	(0.0052)		1.0000	0.52%
Year Ended 10/31/16(1)	1.0000	0.0011	(2)	0.0027		(0.0038	)(7)	1.0000	0.37%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/19 (unaudited)	$1.0000	$0.0066	(2)	$(0.0000	)(3)	$(0.0066)		$1.0000	0.65	%(8)
Year Ended 10/31/18	1.0000	0.0103	(2)	(0.0003	)(3)	(0.0100)		1.0000	1.02%
Year Ended 10/31/17	1.0000	0.0044	(2)	(0.0002	)(3)	(0.0042)		1.0000	0.42%
Year Ended 10/31/16(1)	1.0000	0.0009	(2)	0.0022		(0.0031	)(7)	1.0000	0.31%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets
Tax-Exempt Portfolio:
Institutional Class
Six Months Ended 4/30/19 (unaudited)	$617,512	0.15	%(9)	0.27	%(9)	1.49	%(9)	1.37	%(9)	—
Year Ended 10/31/18	491,714	0.18%		0.33%		1.18%		1.03%		—
Year Ended 10/31/17	144,208	0.18%		0.51%		0.59%		0.26%		—
Year Ended 10/31/16(1)	59,273	0.11	%(6)	0.48%		0.18	%(6)	(0.19)%		0.00	%(5)
Year Ended 10/31/15	97,678	0.04	%(6)	0.38%		0.01	%(6)	(0.33)%		0.00	%(5)
Year Ended 10/31/14	110,401	0.07	%(6)	0.31%		0.01	%(6)	(0.23)%		0.00	%(5)
Institutional Select Class
Six Months Ended 4/30/19 (unaudited)	$50	0.20	%(4)(9)	0.32	%(9)	1.44	%(9)	1.32	%(9)	—
Year Ended 10/31/18	50	0.23	%(4)	0.38%		1.13%		0.98%		—
Year Ended 10/31/17	50	0.23	%(4)	0.56%		0.54%		0.21%		—
Year Ended 10/31/16(1)	50	0.14	%(4)(6)	0.53%		0.15	%(6)	(0.24)%		0.00	%(5)
Year Ended 10/31/15	50	0.04	%(4)(6)	0.43%		0.01	%(6)	(0.38)%		0.00	%(5)
Year Ended 10/31/14	50	0.07	%(4)(6)	0.36%		0.01	%(6)	(0.28)%		0.00	%(5)
Cash Management Class
Six Months Ended 4/30/19 (unaudited)	$7,490	0.30	%(4)(9)	0.42	%(9)	1.34	%(9)	1.22	%(9)	—
Year Ended 10/31/18	11,805	0.33	%(4)	0.48%		1.03%		0.88%		—
Year Ended 10/31/17	20,776	0.33	%(4)	0.66%		0.44%		0.11%		—
Year Ended 10/31/16(1)	30,694	0.20	%(4)(6)	0.63%		0.09	%(6)	(0.34)%		0.00	%(5)
Year Ended 10/31/15	25,927	0.04	%(4)(6)	0.53%		0.01	%(6)	(0.48)%		0.00	%(5)
Year Ended 10/31/14	38,103	0.07	%(4)(6)	0.46%		0.01	%(6)	(0.38)%		0.00	%(5)

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Notes to Financial Highlights

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Fund. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income (Loss) to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income (loss).

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.0005 per share.

(4)  Ratios of Expenses to Average Net Assets before and after Maximum Expense Ratios may vary among share classes by more or less than the administration plan, service and shareholder administration plan, distribution plan and/or shareholder services plan (the "plans") fees due to either (1) fluctuations in daily net asset amounts, (2) changes in the plans' fees during the period for each share class, (3) changes in the Funds' expense cap during the year, (4) waivers to the plans' fees for each share class, or (5) a combination of the previous points.

(5)  Amount is less than 0.005%.

(6)  The Ratio of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratios of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Includes paid-in-capital distribution of $0.0022.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report

April 30, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Liquidity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a Massachusetts business trust. The Trust is comprised of seven separate, active, diversified portfolios (individually referred to as a "Fund", collectively as the "Funds"). The Trust offers up to eight different classes of shares for certain Funds. Each Fund offers the Institutional Class, Institutional Select Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class and the Select Class is only offered to Government, Treasury and Treasury Securities Portfolios. The Trust applies investment company accounting and reporting guidance. All classes of shares have identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares), dividend, liquidation and other rights.

The Investor Class and Administrative Class were fully redeemed during the month of October 2016 from the Money Market Portfolio, Prime Portfolio and Tax-Exempt Portfolio and there were no shares outstanding as of April 30, 2019. In addition, during the month of October 2016, the Participant Class was fully redeemed from the Prime Portfolio and Tax-Exempt Portfolio and there were no shares outstanding as of April 30, 2019. During the month of November 2016, the Advisory Class was fully redeemed from the Tax-Exempt Portfolio and there were no shares outstanding as of April 30, 2019. Accordingly, no financial highlights have been presented for these classes.

Money Market, Prime and Tax-Exempt Portfolios operate as "institutional money market funds," which require these Funds to have a floating NAV, rounded to the fourth decimal place. In addition, these Funds are permitted to impose a liquidity fee on redemptions or temporarily restrict redemptions if weekly liquid assets fall below required regulatory thresholds. These changes may affect the investment strategies, performance and operating expenses of these Funds. Government, Government Securities, Treasury and Treasury Securities Portfolios operate as "government money market funds," which allow these Funds to continue to seek a stable NAV. These Funds will not impose a liquidity fee or temporarily suspend redemptions in the event that weekly liquid assets fall below specified regulatory thresholds.

For detailed descriptions of the investment objectives of each of the Funds and other related information, please refer to the prospectuses of the Trust. Generally, the investment objective of the Funds is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Government, Government Securities, Treasury and Treasury Securities: Portfolio securities are valued at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity; (2) Money Market, Prime and Tax-Exempt: Portfolio securities are valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics; and (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the price is not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures, established by and under the general supervision of the Trustees.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Repurchase Agreements: Certain Funds may enter into repurchase agreements under which a Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank, as custodian for the Trust, takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction,

2019 Semi-Annual Report

April 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

Certain Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the Trust's custodian for investment companies advised by the Trust's Adviser. The Fund will participate on a pro-rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Certain Fund's repurchase agreements are subject to Master Repurchase Agreements which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Trust, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.

3.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Fund's investments as of April 30, 2019:

Money Market Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$70,264	$—	$70,264
Commercial Paper	—	739,653	—	739,653
Corporate Bonds	—	27,631	—	27,631
Floating Rate Notes	—	696,700	—	696,700
Repurchase Agreements	—	842,000	—	842,000
Time Deposits	—	382,000	—	382,000
Total Assets	$—	$2,758,248	$—	$2,758,248

2019 Semi-Annual Report

April 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

Prime Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$198,870	$—	$198,870
Commercial Paper	—	2,573,080	—	2,573,080
Corporate Bonds	—	57,048	—	57,048
Floating Rate Notes	—	3,046,333	—	3,046,333
Repurchase Agreements	—	3,621,000	—	3,621,000
Time Deposits	—	1,244,000	—	1,244,000
Total Assets	$—	$10,740,331	$—	$10,740,331

Government Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$33,718,810	$—	$33,718,810
U.S. Agency Securities	—	14,894,785	—	14,894,785
U.S. Treasury Securities	—	8,209,692	—	8,209,692
Total Assets	$—	$56,823,287	$—	$56,823,287

Government Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Agency Securities	$—	$2,156,849	$—	$2,156,849
U.S. Treasury Securities	—	1,181,203	—	1,181,203
Total Assets	$—	$3,338,052	$—	$3,338,052

Treasury Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$8,880,728	$—	$8,880,728
U.S. Treasury Securities	—	7,772,076	—	7,772,076
Total Assets	$—	$16,652,804	$—	$16,652,804

Treasury Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$21,806,448	$—	$21,806,448
Total Assets	$—	$21,806,448	$—	$21,806,448

Tax-Exempt Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Tax-Exempt Instruments
Weekly Variable Rate Bonds	$—	$385,055	$—	$385,055
Daily Variable Rate Bonds	—	159,310	—	159,310
Commercial Paper	—	59,591	—	59,591
Municipal Bond & Note	—	22,160	—	22,160
Quarterly Variable Rate Bond	—	9,000	—	9,000
Floating Rate Note	—	5,504	—	5,504
Total Assets	$—	$640,620	$—	$640,620

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

4.  When-Issued/Delayed Delivery Securities: Certain Funds purchase and sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

2019 Semi-Annual Report

April 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

5.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends are accrued and declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Trust with advisory services under the terms of an Investment Advisory Agreement, paid monthly, at the annual rates of the average daily net assets indicated below:

Fund	Advisory Fees
Money Market	0.15%
Prime	0.15
Government	0.15
Government Securities	0.15
Treasury	0.15
Treasury Securities	0.15
Tax-Exempt	0.15

The Adviser has agreed to reduce its advisory fees, its administration fees and/or reimburse each Fund so that total annual operating expenses of each share class, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed the maximum expense ratios:

	Maximum Expense Ratios
Class	Money Market	Prime	Government	Government Securities
Institutional Class	0.20%	0.20%	0.20%	0.20%
Institutional Select Class	0.25	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70	0.45
Cash Management Class	0.35	0.35	0.35	0.35
Select Class	—	—	1.00	—
	Maximum Expense Ratios
Class	Treasury	Treasury Securities	Tax-Exempt
Institutional Class	0.20%	0.20%	0.20%
Institutional Select Class	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70
Cash Management Class	0.35	0.35	0.35
Select Class	1.00	1.00	—

The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Funds' prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense reimbursements. The ratios of expenses to average net assets disclosed in the Funds' Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. The Adviser may also waive additional advisory fees and/or reimburse expenses to enable a Fund to maintain a minimum level of daily net investment income. For the six months ended April 30, 2019, the Funds had advisory fees waived and/or certain expenses reimbursed as follows:

Fund	Advisory Fees Waived and/or Reimbursed (000)
Money Market	$748
Prime	2,507
Government	10,540
Government Securities	421
Treasury	1,811
Treasury Securities	765
Tax-Exempt	312

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.05% of each Fund's average daily net assets (without giving effect to any fee waivers). Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Trust. The Administrator has agreed to reduce its administration fees to enable a Fund to maintain a minimum level of daily net investment income. This arrangement had no effect for the six months ended April 30, 2019.

2019 Semi-Annual Report

April 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

D. Administration Plan, Service and Shareholder Administration Plan, Distribution Plan and Shareholder Services Plan Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the distributor of the Trust.

The Trust has entered into an Administration Plan with respect to its Institutional Select Class, Investor Class and Administrative Class shares pursuant to which each class of shares will pay the Distributor a monthly fee at an annual rate of up to 0.05%, 0.10% and 0.15%, of the average daily net assets of each such class of shares, respectively, to compensate certain financial intermediaries who provide administrative services to shareholders.

The Trust has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services to shareholders.

The Trust has also entered into a Distribution Plan with respect to its Participant Class, Cash Management Class and Select Class shares pursuant to which each class of shares will pay the Distributor a monthly distribution fee at an annual rate of up to 0.25%, 0.10% and 0.55% of the average daily net assets of such class of shares, respectively, to compensate certain service organizations for providing distribution related services to the Trust. The Distributor has agreed to waive for at least one year the distribution fee on the Participant Class of the Government Securities Portfolio to the extent it exceeds 0.10% of the average daily net assets on an annualized basis. For the six months ended April 30, 2019, this waiver amounted to approximately $2,500,000.

The Trust has also entered into a Shareholder Services Plan with respect to its Participant Class, Cash Management Class and Select Class shares pursuant to which each class of shares will pay the Distributor a monthly service fee at an annual rate of up to 0.25%, 0.05% and 0.25% of the average daily net assets of each such class of shares, respectively, to compensate service organizations for providing administrative services to shareholders. The Distributor has agreed to waive for at least one year the shareholder service fee on the Participant Class of the Government Securities Portfolio to the extent it exceeds 0.15% of the average daily net assets on an annualized basis. For the six months ended April 30, 2019, this waiver amounted to approximately $1,667,000.

The Distributor has agreed to reduce its distribution fees to enable a Fund to maintain a minimum level of daily net investment income for any class of shares in a Fund.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's Dividend Disbursing and Transfer Agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services without compensation to the Trust with respect to certain direct transactions with the Trust.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statements of Operations. The Funds file tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for

2019 Semi-Annual Report

April 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

	2018 Distributions Paid From:			2017 Distributions Paid From:
Fund	Ordinary Income (000)	Tax- Exempt Income (000)	Paid-in- Capital (000)	Ordinary Income (000)	Tax- Exempt Income (000)	Paid-in- Capital (000)
Money Market	$20,935	$—	$—	$4,748	$—	$—
Prime	116,525	—	—	37,166	—	—
Government	790,459	—	—	315,824	—	—
Government Securities	130,139	—	—	71,971	—	—
Treasury	228,478	—	—	97,967	—	—
Treasury Securities	292,724	—	—	113,204	—	—
Tax-Exempt	—	3,429	—	1	823	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of distribution payable and/or deferred compensation.

Permanent differences are primarily due to distribution redesignations, nondeductible expenses and an expired capital loss carryforward. These resulted in the following reclassifications among the Funds' components of net assets at October 31, 2018:

Fund	Total Distributable Earnings (Loss) (000)	Paid-in- Capital (000)
Money Market	$3	$(3)
Tax-Exempt	16	(16)

At October 31, 2018, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income (000)	Tax- Exempt Income (000)	Undistributed Long-term Capital Gain (000)
Money Market	$612	$—	$—
Prime	5,910	—	—
Government	48,706	—	—
Government Securities	841	—	6
Treasury	16,686	—	18
Treasury Securities	17,186	—	6
Tax-Exempt	—	18	—

At October 31, 2018, the following Fund had available for federal income tax purposes unused short-term capital losses that do not have an expiration date:

Fund	Short-term Losses (No Expiration) (000)
Government	$555

In addition, during the year ended October 31, 2018, capital loss carryforwards of approximately $16,000 expired for federal income tax purposes for Tax-Exempt.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended October 31, 2018, the following Funds utilized capital loss carryforwards for U.S. federal income tax purposes of approximately:

Fund	Capital Loss Carryforward Utilized (000)
Government	$3
Treasury	177
Treasury Securities	150

H. Transactions with Affiliates: The Funds are permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended April 30, 2019, Tax-Exempt Portfolio engaged in cross-trade purchases of approximately $2,500,000 and sales of approximately $2,300,000, which resulted in no net realized gains or losses.

The Trust has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Funds.

I. Other: At April 30, 2019, certain Funds had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Funds. These Funds and the aggregate percentage of such owners were as follows:

Fund	Percentage of Ownership
Money Market	74.6%
Prime	35.1
Government	31.5
Government Securities	97.9
Treasury	29.3
Treasury Securities	51.4
Tax-Exempt	84.9

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Privacy Notice (unaudited) (cont'd)

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

2019 Semi-Annual Report

April 30, 2019

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Morgan Stanley Services Company, Inc.
522 Fifth Avenue
New York, New York 10036

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual reports to fund shareholders and makes these reports available on its public website, https://www.morganstanley.com/im/liquidityshareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

The Trust's Statement of Additional Information contains additional information about the Trust, including its Trustees. It is available, without charge, by calling toll free at 1 (888) 378-1630.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (888) 378-1630 or by visiting our website at https://www.morganstanley.com/im/liquidityshareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Liquidity Funds, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at https://www.morganstanley.com/im/liquidityshareholderreports or call toll free 1 (888) 378-1630.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSILFSAN
2554057 EXP 06.30.20

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 18, 2019

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 18, 2019